Nuveen California High Yield Municipal Bond
Fund
Portfolio of Investments May 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 123.8%
MUNICIPAL BONDS - 123.7%
Consumer Staples - 3.2%
$ 27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Alameda County Tobacco Asset Securitization
Corporation, Subordinate Series 2006A, 0.000%, 6/01/50
6/22 at 18.14 N/R $ 4,887,540
1,155 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/47
6/22 at 100.00 N/R 1,154,977
1,870 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Merced County Tobacco Funding Corporation,
Series 2020B, 5.000%, 6/01/50
12/30 at 100.00 N/R 1,958,264
20,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
6/22 at 25.71 N/R 5,131,800
5,095 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 N/R 1,188,562
96,695 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66 ,(WI/DD, Settling 6/02/22)
12/31 at 27.75 N/R 12,795,649
3,460 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47
6/22 at 100.00 N/R 3,453,288
25,600 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
6/22 at 19.07 CCC 4,871,424
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
7/22 at 24.65 N/R 1,840,875
12,000 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B-2 Class 2, 0.000%,
6/01/60
12/30 at 33.42 N/R 2,228,640
5,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
6/22 at 22.89 CCC- 969,450
205,375 Total Consumer Staples 40,480,469
Education and Civic Organizations - 16.4%
California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence
Project, Series 2020A:
700 5.000%, 7/01/50, 144A 7/27 at 100.00 Ba2 708,729
650 5.000%, 7/01/55, 144A 7/27 at 100.00 Ba2 655,772
2,000 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R 1,482,040
2,240 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R 2,138,371
250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 241,702
5,615 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies - El Dorado Hills Project, Series 2018A, 5.500%,
10/01/38, 144A
10/22 at 105.00 N/R 5,902,544

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California Municipal Finance Authority Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2015A:
$ 900 5.000%, 10/01/35 10/22 at 102.00 BB $ 907,614
1,335 5.250%, 10/01/45 10/22 at 102.00 BB 1,351,220
500 5.250%, 10/01/45 10/22 at 102.00 BB 506,075
4,255 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2017A, 5.000%, 10/01/47,
144A
10/22 at 102.00 BB 4,266,744
250 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A
6/26 at 100.00 BB 255,930
California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project?Pinewood &
Oakwood Schools, Series 2016B:
500 4.000%, 11/01/36, 144A 11/26 at 100.00 N/R 451,445
2,200 4.500%, 11/01/46, 144A 11/26 at 100.00 N/R 1,957,670
820 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/38, 144A
6/28 at 100.00 Ba1 834,440
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A:
825 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 850,171
1,000 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 1,016,760
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400 5.125%, 7/01/35, 144A 7/25 at 100.00 BB+ 410,804
425 5.375%, 7/01/45, 144A 7/25 at 100.00 BB+ 436,798
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
500 5.000%, 10/01/39, 144A 10/27 at 100.00 N/R 504,150
1,000 5.000%, 10/01/57, 144A 10/27 at 100.00 N/R 970,880
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2014A:
1,400 5.000%, 10/01/34 10/22 at 102.00 BB 1,412,460
465 5.000%, 10/01/44 10/22 at 102.00 BB 466,995
California Municipal Finance Authority, Charter School
Revenue Bonds, Learning Choice Academy Chula Vista,
Series 2021A:
1,605 4.000%, 7/01/51 7/31 at 100.00 BBB- 1,491,767
1,080 4.000%, 7/01/55 7/31 at 100.00 BBB- 986,321
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2016A:
1,195 5.000%, 7/01/41, 144A 7/26 at 100.00 BB 1,212,997
1,145 5.000%, 7/01/46, 144A 7/26 at 100.00 BB 1,155,877
1,100 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A, 5.000%, 7/01/38,
144A
7/28 at 100.00 BB 1,127,170
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities
Project, Series 2012A:
1,330 5.000%, 8/01/32 8/22 at 100.00 BB 1,330,226
2,130 5.250%, 8/01/42 8/22 at 100.00 BB 2,130,341
1,795 5.300%, 8/01/47 8/22 at 100.00 BB 1,795,215
California Municipal Finance Authority, Charter School
Revenue Bonds, Urban Discovery Academy Project, Series
2014A:
835 5.500%, 8/01/34, 144A 8/24 at 100.00 BB- 854,915
1,650 6.000%, 8/01/44, 144A 8/24 at 100.00 BB- 1,695,903

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,715 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 BBB- $ 1,768,131
1,390 California Municipal Finance Authority, Education Revenue Bonds, Literacy
First Charter Schools Project, Series 2019A, 5.000%, 12/01/49
12/29 at 100.00 BBB- 1,454,663
California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A:
705 5.000%, 6/15/41, 144A 6/30 at 100.00 N/R 693,085
1,385 5.000%, 6/15/51, 144A 6/30 at 100.00 N/R 1,315,875
1,335 California Municipal Finance Authority, Educational Facilities Revenue
Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39
7/22 at 100.00 N/R 1,336,749
California Municipal Finance Authority, Revenue Bonds,
Azusa Pacific University Project, Refunding Series 2015B:
1,435 5.000%, 4/01/35 4/25 at 100.00 Ba1 1,503,909
8,640 5.000%, 4/01/41 4/25 at 100.00 Ba1 8,990,611
7,880 California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 5.000%, 11/01/46, 144A
11/26 at 100.00 N/R 8,228,060
California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B:
1,000 5.000%, 10/01/49, 144A 10/30 at 100.00 N/R 1,015,590
1,000 5.000%, 10/01/54, 144A 10/30 at 100.00 N/R 1,012,160
235 California Municipal Finance Authority, Revenue Bonds, Emerson College,
Series 2011, 5.000%, 1/01/28
7/22 at 100.00 Baa2 235,392
300 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A, 6.625%, 1/01/32, 144A
7/22 at 100.00 N/R 300,060
3,700 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.250%, 1/01/45
1/25 at 100.00 N/R 3,101,488
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 N/R 7,183,680
California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019:
1,000 5.000%, 8/01/34 8/29 at 100.00 BB+ 1,054,050
2,000 5.000%, 8/01/48 8/29 at 100.00 BB+ 2,056,820
250 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/40
7/24 at 100.00 BBB- 255,617
2,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 1,851,900
700 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47
6/27 at 100.00 N/R 729,666
4,000 California Public Finance Authority, Educational Facility Revenue Bonds,
Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56, 144A
1/26 at 100.00 N/R 3,621,560
1,075 California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%,
7/01/46, 144A
7/26 at 100.00 BB+ 1,095,586
California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series
2017:
1,190 5.000%, 6/01/27, 144A No Opt. Call N/R 1,216,823
755 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 777,506
1,000 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 1,017,220
3,090 5.000%, 6/01/54, 144A 6/27 at 100.00 N/R 3,133,600
945 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A,
5.000%, 6/01/52, 144A
6/26 at 100.00 N/R 947,372
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate ? Obligated Group, Series 2018, 5.000%, 6/01/48, 144A
6/27 at 100.00 N/R 1,023,950
California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A:
750 5.000%, 7/01/50, 144A 7/27 at 100.00 BB+ 764,100
1,000 5.000%, 7/01/58, 144A 7/27 at 100.00 BB+ 1,014,270

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series
2022A:
$ 3,175 5.000%, 7/01/52, 144A ,(WI/DD, Settling 7/06/22) 7/30 at 102.00 N/R $ 3,189,827
8,125 5.125%, 7/01/62, 144A ,(WI/DD, Settling 7/06/22) 7/30 at 102.00 N/R 8,134,344
305 California School Finance Authority School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48,
144A
8/28 at 100.00 BBB- 316,672
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R 986,820
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2015A:
1,045 5.000%, 8/01/40, 144A 8/25 at 100.00 BBB 1,083,028
1,100 5.000%, 8/01/45, 144A 8/25 at 100.00 BBB 1,135,563
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 474,504
1,100 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/52, 144A
6/26 at 100.00 N/R 870,155
175 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education, Series 2022, 8.000%, 7/01/30, 144A
7/22 at 100.00 N/R 174,986
California School Finance Authority, California, Charter
School Revenue Bonds, Girls Athletic Leadership School
Los Angeles Project, Series 2021A:
1,000 4.000%, 6/01/41, 144A 6/31 at 100.00 N/R 857,330
500 4.000%, 6/01/51, 144A 6/31 at 100.00 N/R 401,120
1,300 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%,
6/01/52
6/26 at 100.00 N/R 1,364,727
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2019A:
1,000 5.000%, 6/01/49, 144A 6/26 at 100.00 N/R 1,009,360
1,600 5.000%, 6/01/58, 144A 6/26 at 100.00 N/R 1,609,536
California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A:
3,700 5.000%, 6/01/50, 144A 6/27 at 100.00 N/R 3,748,914
7,200 5.000%, 6/01/59, 144A 6/27 at 100.00 N/R 7,266,456
California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue
No.6, Series 2020A:
1,060 5.000%, 8/01/52, 144A 8/28 at 100.00 N/R 1,113,880
5,315 5.000%, 8/01/61, 144A 8/28 at 100.00 N/R 5,561,563
California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series
2016A:
2,520 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,553,667
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 2,952,122
805 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A
10/27 at 100.00 BBB- 821,277
600 California School Finance Authority, Charter School Revenue Bonds,
Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A
10/22 at 100.00 BBB- 602,904
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
1,500 4.750%, 6/01/36, 144A 6/26 at 100.00 N/R 1,515,210
1,180 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 1,189,759

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,500 California School Finance Authority, Charter School Revenue Bonds, Ivy
Academia, Series 2021A, 4.000%, 6/01/51, 144A
6/28 at 103.00 N/R $ 1,241,715
675 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 697,072
915 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43,
144A
6/27 at 100.00 N/R 945,186
California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series
2020A:
820 5.000%, 7/01/45, 144A 7/28 at 100.00 BB+ 833,276
1,240 5.000%, 7/01/55, 144A 7/28 at 100.00 BB+ 1,250,292
2,500 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%,
6/01/46, 144A
6/25 at 100.00 N/R 2,558,600
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education ? Obligated Group, Series
2017A:
950 5.125%, 6/01/47, 144A 6/26 at 100.00 N/R 976,039
1,000 5.250%, 6/01/52, 144A 6/26 at 100.00 N/R 1,030,100
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools ? Obligated Group,
Series 2017G:
360 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 375,494
750 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 771,000
250 5.000%, 6/01/53, 144A 6/27 at 100.00 N/R 256,325
California School Finance Authority, Charter School
Revenue Bonds, Russell Westbrook Why Not? Academy ?
Obligated Group, Series 2021A:
1,000 4.000%, 6/01/51, 144A 6/27 at 100.00 N/R 827,810
2,000 4.000%, 6/01/61, 144A 6/27 at 100.00 N/R 1,573,220
400 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A, 4.000%,
6/01/41
6/31 at 100.00 N/R 365,496
3,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 2,483,880
575 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020B,
5.000%, 6/01/27, 144A
No Opt. Call N/R 553,144
California School Finance Authority, Charter School Revenue
Bonds, Social Bonds ?  iLead Lancaster Project, Series
2021A:
600 5.000%, 6/01/51, 144A 6/29 at 100.00 N/R 604,926
1,320 5.000%, 6/01/61, 144A 6/29 at 100.00 N/R 1,315,499
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools ? Obligated Group, Series 2017, 5.000%,
6/01/47, 144A
6/27 at 100.00 Baa3 515,265
California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School
Project, Series 2022A:
1,000 5.125%, 3/01/52, 144A 3/31 at 100.00 N/R 885,480
1,000 5.250%, 3/01/62, 144A 3/31 at 100.00 N/R 874,010
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams
Campus Project, Series 2019A:
750 5.000%, 6/01/40, 144A 6/27 at 100.00 BB+ 767,625
1,060 5.000%, 6/01/50, 144A 6/27 at 100.00 BB+ 1,074,480
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Project,
Series 2014A:
1,000 5.750%, 6/01/34, 144A 6/24 at 100.00 BB+ 1,036,960
1,500 6.000%, 6/01/44, 144A 6/24 at 100.00 BB+ 1,559,655

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California School Finance Authority, Educational Facility
Revenue Bonds, Partnerships to Uplift Communities Valley
Project, Series 2014:
$ 1,605 6.400%, 8/01/34, 144A 2/24 at 100.00 BB $ 1,665,252
2,040 6.750%, 8/01/44, 144A 2/24 at 100.00 BB 2,122,599
California School Finance Authority, Educational Facility
Revenue Bonds, River Springs Charter School Project,
Series 2017A:
3,710 5.000%, 7/01/47, 144A 7/27 at 100.00 Ba2 3,704,546
2,680 5.000%, 7/01/52, 144A 7/27 at 100.00 Ba2 2,655,157
California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools,
Series 2014A:
575 5.625%, 10/01/34 10/24 at 100.00 BB 597,897
1,000 5.875%, 10/01/44 10/24 at 100.00 BB 1,040,360
520 6.000%, 10/01/49 10/24 at 100.00 BB 541,476
California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2015A:
3,000 4.125%, 7/01/35, 144A 7/25 at 100.00 BBB 3,017,340
1,000 5.000%, 7/01/45, 144A 7/25 at 100.00 BBB 1,029,150
1,015 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A
11/24 at 100.00 N/R 1,053,123
680 California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A,
4.000%, 7/01/48, 144A
7/28 at 100.00 BBB- 616,855
600 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 BBB 616,044
250 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/47, 144A
7/27 at 100.00 BBB 260,628
1,250 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2013, 6.650%, 7/01/33
7/23 at 100.00 BB+ 1,296,613
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A:
625 5.250%, 7/01/31, 144A 7/26 at 100.00 BB+ 659,662
1,355 6.000%, 7/01/51, 144A 7/26 at 100.00 BB+ 1,447,628
3,500 California State University, Systemwide Revenue Bonds, Series 2021A,
3.000%, 11/01/52, (UB) (4)
11/31 at 100.00 AA- 2,924,285
4,015 University of California, General Revenue Bonds, Limited Project Series
2018O, 4.000%, 5/15/48, (UB) (4)
5/28 at 100.00 AA- 4,107,706
1,250 University of California, General Revenue Bonds, Tender Option Bond
Trust 2016-XL0001, 15.870%, 5/15/39, 144A, (IF) (4)
5/23 at 100.00 AA 1,392,125
University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P:
20 5.000%, 6/01/22 5/22 at 100.00 CC 20,000
10 5.000%, 6/01/23 7/22 at 100.00 CC 9,973
1,005 5.000%, 6/01/24 7/22 at 100.00 CC 1,001,010
580 5.000%, 6/01/30 7/22 at 100.00 CC 575,691
University of Puerto Rico, University System Revenue Bonds,
Series 2006Q:
230 5.000%, 6/01/22 5/22 at 100.00 CC 230,000
125 5.000%, 6/01/30 7/22 at 100.00 CC 124,071
1,580 5.000%, 6/01/36 7/22 at 100.00 CC 1,576,098
210,150 Total Education and Civic Organizations 208,801,101
Health Care - 11.8%
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
1,195 5.000%, 3/01/26 No Opt. Call Ba3 1,258,442
2,765 5.000%, 3/01/31 3/26 at 100.00 Ba3 2,906,236
5,160 5.250%, 3/01/36 3/26 at 100.00 Ba3 5,451,179
6,280 5.000%, 3/01/41 3/26 at 100.00 Ba3 6,486,989
10,600 5.000%, 3/01/46 3/26 at 100.00 Ba3 10,897,542

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 2,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B, 4.000%, 11/15/41, (UB) (4)
11/26 at 100.00 A $ 2,029,220
2,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48, (UB) (4)
11/27 at 100.00 A 2,126,700
420 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 Baa2 444,205
1,570 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Series 2017, 5.000%, 2/01/47, (UB) (4)
2/27 at 100.00 A1 1,672,238
17,500 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44, (UB) (4)
11/27 at 100.00 AA- 17,689,000
1,220 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2012A, 5.000%, 8/15/51, (UB)
(4)
8/22 at 100.00 A+ 1,229,504
7,800 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2016B, 5.000%, 8/15/55, (UB)
(4)
8/26 at 100.00 A+ 8,250,996
California Health Facilities Financing Authority, Revenue
Bonds, Lucile Salter Packard Children's Hospital, Tender
Option Bond Trust 2015-XF0152:
260 15.649%, 8/15/43, 144A, (IF) (4) 8/24 at 100.00 A+ 301,626
695 15.671%, 8/15/51, 144A, (IF) (4) 8/22 at 100.00 A+ 716,670
3,675 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hosptial at Stanford, Series 2017A, 5.000%,
11/15/56, (UB) (4)
11/27 at 100.00 A+ 3,903,879
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0120:
45 22.077%, 10/01/38, 144A, (IF) (4) 10/24 at 100.00 AA- 56,234
795 19.657%, 10/01/44, 144A, (IF) (4) 10/24 at 100.00 AA- 917,947
3,600 19.727%, 10/01/44, 144A, (IF) (4) 10/24 at 100.00 AA- 4,158,864
California Municipal Finance Authority, Revenue Bonds,
Clinicas del Camino Real, Inc., Series 2020:
2,535 4.000%, 3/01/40 3/30 at 100.00 BBB 2,539,791
5,750 4.000%, 3/01/50 3/30 at 100.00 BBB 5,506,488
California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc.,
Series 2021A:
1,000 5.000%, 12/01/46, 144A 12/30 at 100.00 N/R 1,058,080
1,000 5.000%, 12/01/54, 144A 12/30 at 100.00 N/R 1,052,520
3,000 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51, (UB)
2/32 at 100.00 N/R 2,967,600
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015:
200 5.000%, 11/01/35 11/24 at 100.00 BBB- 206,324
1,000 5.000%, 11/01/40 11/24 at 100.00 BBB- 1,022,280
1,250 5.000%, 11/01/44 11/24 at 100.00 BBB- 1,274,775
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
4,210 5.250%, 11/01/36 11/26 at 100.00 BBB- 4,484,534
2,955 5.250%, 11/01/41 11/26 at 100.00 BBB- 3,097,963
3,950 5.000%, 11/01/47 11/26 at 100.00 BBB- 4,076,874
2,270 5.250%, 11/01/47 11/26 at 100.00 BBB- 2,365,567
1,780 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 1,836,622
14,300 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB- 14,713,413
1,795 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB- 1,828,189
315 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 BB- 322,544

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 6,250 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50, (UB) (4)
4/30 at 100.00 A $ 5,131,250
1,015 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Series 2018, 4.000%, 7/01/48
7/28 at 100.00 A- 1,017,375
9,000 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2016A, 5.000%, 8/15/51, (UB) (4)
8/26 at 100.00 A+ 9,446,040
1,035 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45,
(UB) (4)
8/23 at 100.00 BBB 1,024,950
2,000 California Statewide Community Development Authority, Certificates of
Participation, Methodist Hospital of Southern California, Series 2018,
4.250%, 1/01/43
1/28 at 100.00 BBB+ 2,024,620
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
303 5.750%, 7/01/24 (5),(6) 1/22 at 100.00 N/R 272,553
175 5.750%, 7/01/30 (5),(6) 1/22 at 100.00 N/R 157,774
190 5.750%, 7/01/35 (5),(6) 1/22 at 100.00 N/R 170,441
792 5.500%, 7/01/39 (5),(6) 1/22 at 100.00 N/R 712,476
16 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
(5),(6)
1/22 at 100.00 N/R 14,203
Palomar Pomerado Health Care District, California,
Certificates of Participation, Series 2017:
875 4.000%, 11/01/38 11/27 at 100.00 Ba1 876,120
5,925 4.000%, 11/01/47 11/27 at 100.00 Ba1 5,818,765
Palomar Pomerado Health System, California, Revenue
Bonds, Refunding Series 2016:
1,085 5.000%, 11/01/36 11/26 at 100.00 Ba1 1,144,784
2,090 5.000%, 11/01/39 11/26 at 100.00 Ba1 2,195,440
1,000 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 4.000%, 1/01/42
1/28 at 100.00 Baa3 1,000,040
200 Washington Township Health Care District, California, Revenue Bonds,
Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 208,466
146,841 Total Health Care 150,066,332
Housing/Multifamily - 12.4%
5,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 4,342,650
1,985 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Ester Apartments, Series 2021A-2, 4.000%, 2/01/43,
144A
8/31 at 100.00 N/R 1,768,615
4,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-
2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R 3,237,080
4,980 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 4,127,922
3,330 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-1, 3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 2,438,592
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 1,599,420
13,030 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 11,316,946
7,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 7,853,734
25,685 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 22,116,850

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 6,600 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R $ 5,304,486
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 991,120
California Enterprise Development Authority, Student
Housing Revenue Bonds, Provident Group - SDSU
Properties LLC -M@College Project, Series 2020A:
1,000 5.000%, 8/01/55 8/30 at 100.00 Baa3 1,026,220
1,205 5.000%, 8/01/57 8/30 at 100.00 Baa3 1,232,474
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 N/R 1,335,410
1,463 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 1,481,654
240 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.250%, 8/15/49
8/24 at 100.00 A- 246,055
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R 1,292,263
470 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects, Subordinate Series 2021B, 4.000%, 8/15/51
8/31 at 100.00 N/R 398,584
2,375 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Royal York Estates Projects Series 2020A, 4.000%, 2/15/55
2/30 at 100.00 N/R 1,888,291
California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community
Development - Claremont Properties LLC Claremont
Colleges Project, Series 2017A:
890 5.000%, 7/01/37, 144A 7/27 at 100.00 Caa2 726,614
1,975 5.000%, 7/01/47, 144A 7/27 at 100.00 Caa2 1,560,112
1,500 California Statewide Communities Development Authority, 4.000%,
5/15/46, (UB) (4)
5/31 at 100.00 AA 1,503,315
450 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 B 413,154
California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing
Project, Refunding Series 2016A:
4,600 5.000%, 6/01/36, 144A 6/26 at 100.00 N/R 4,780,412
2,090 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 2,146,284
1,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 N/R 859,950
1,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 818,990
3,350 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 2,386,741
2,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R 1,643,600
4,665 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Junior Lien Series 2021A-2,
4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 3,855,483
6,300 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 4,803,246
2,905 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R 2,235,920
3,225 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social Bond Series
2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R 2,523,885

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 2,250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R $ 1,951,470
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 1,618,520
6,215 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 5,486,478
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 3,006,090
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57,
144A
2/32 at 100.00 N/R 776,420
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 1,517,000
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 N/R 1,526,300
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 848,840
5,215 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 4,685,521
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 N/R 1,444,100
1,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 1,173,930
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 2,672,370
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 2,357,640
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 1,522,880
3,525 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 3,540,157
2,625 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 1,939,297
3,690 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 3,000,191
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R 1,551,480
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 4,276,100
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 N/R 1,398,497
3,430 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 2,480,233

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,000 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/36
9/25 at 100.00 N/R $ 1,009,870
1,340 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Rancho Feliz and Las Casitas De Sonoma, Refunding
Series 2012, 5.000%, 10/15/47
10/22 at 100.00 A- 1,344,087
315 La Verne, California, Mobile Home Park Revenue Bonds, Copacabana
Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49
6/24 at 100.00 A+ 329,751
2,110 Palmdale Housing Authority, California, Multifamily Housing Revenue
Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments,
Series 2015, 5.250%, 6/01/45
6/25 at 100.00 N/R 2,117,512
425 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
7/22 at 100.00 N/R 425,166
455 Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%,
1/01/46
7/22 at 100.00 N/R 337,433
185,368 Total Housing/Multifamily 158,593,405
Industrials - 0.0%
2,830 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (5)
12/23 at 102.00 N/R 283,000
Long-Term Care - 0.5%
2,575 California Municipal Finance Authority, Revenue Bonds, HealthRIGHT 360,
Social Bond Series 2019A, 5.000%, 11/01/49, 144A
11/29 at 100.00 N/R 2,637,624
3,700 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%,
11/01/44, 144A
11/24 at 100.00 N/R 3,618,748
6,275 Total Long-Term Care 6,256,372
Tax Obligation/General - 22.9%
6,050 Allan Hancock Joint Community College District, California, General
Obligation Bonds, Election 2006 Series 2012C, 0.000%, 8/01/42, (UB)
(4)
8/35 at 100.00 AA 4,849,075
3,595 Alvord Unified School District, Riverside County, California, General
Obligation Bonds, 2007 Election Series 2011B, 0.000%, 8/01/43 - AGM
Insured
No Opt. Call A2 1,546,785
8,200 Anaheim Elementary School District, Orange County, California, General
Obligation Bonds, Election 2016, Series 2018A, 4.000%, 8/01/48, (UB)
(4)
8/27 at 100.00 Aa3 8,300,532
1,000 Aromas-San Juan Unified School District, San Benito, Santa Cruz and
Monterey Counties, California, General Obligation Bonds, Series 2013B,
5.250%, 8/01/52 - AGM Insured
8/37 at 100.00 AA 731,260
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C:
1,700 5.750%, 5/01/37 No Opt. Call A+ 1,260,397
6,925 5.800%, 5/01/42 5/40 at 100.00 A+ 5,469,296
5,500 5.900%, 5/01/47 5/40 at 100.00 A+ 4,277,405
1,250 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1039, 16.143%, 10/01/44, 144A, (IF) (4)
10/24 at 100.00 AA- 1,528,150
1,500 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 3/01/45, (UB) (4)
3/25 at 100.00 AA- 1,588,545
5,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46, (UB) (4)
8/26 at 100.00 AA- 5,398,500
3,500 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 3/01/50, (UB) (4)
3/30 at 100.00 AA- 3,614,975
California State, General Obligation Bonds, Various Purpose,
Tender Option Bond Trust 2015-XF1041:
1,005 12.207%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 1,068,948
1,250 12.220%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 1,329,638
545 12.220%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 579,722

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 3,000 Carlsbad Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2018 Series 2021B, 3.000%, 8/01/46, (UB)
(4)
8/31 at 100.00 AA $ 2,589,810
4,610 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2008 Election Series 2013B, 0.000%, 8/01/37
8/22 at 44.31 A2 2,038,265
3,800 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2016 Election Series 2018B., 4.000%, 8/01/48, (UB)
(4)
8/26 at 100.00 Aa3 3,835,302
3,840 College of the Sequoias Community College District, King and Tulare
Counties, California, General Obligation Bonds, College of the Sequoias
Tulare Area Improvement District 3, Election of 2008, Series 2021E,
3.000%, 8/01/51, (UB) (4)
8/29 at 100.00 Aa3 3,233,971
11,090 Cupertino Union School District, Santa Clara County, California, General
Obligation Bonds, Election 2012, Series 2016C, 4.000%, 8/01/40, (UB)
(4)
8/26 at 100.00 AA+ 11,358,600
1,115 Denair Unified School District, Stanislaus County, California, General
Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call Baa2 990,733
2,640 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46, (UB)
(4)
8/26 at 100.00 Aa2 2,672,155
5,500 Fontana Unified School District, San Bernardino County, California,
General Obligation Bonds, Election 2006 Series 2020, 2.375%, 8/01/44
- AGM Insured, (UB) (4)
8/28 at 100.00 Aa3 4,195,785
5,000 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Crossover Refunding Series 2016B, 4.000%, 8/01/46,
(UB) (4)
8/26 at 100.00 Aa3 5,060,900
5,000 Gilroy Unified School District, Santa Clara County, California, General
Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%,
8/01/48, (UB) (4)
8/27 at 100.00 Aa3 5,056,600
4,560 Hartnell Community College District, Monterey County, California, General
Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/47, (UB)
(4)
8/27 at 100.00 AA 4,624,798
1,205 Jamul Dulzura Union School District, San Diego County, California,
General Obligation Bonds, Election 1995 Series 2004A, 0.000%,
11/01/28 - NPFG Insured
No Opt. Call Baa2 988,377
9,175 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 0.000%, 8/01/45 - AGM Insured (7)
No Opt. Call A1 7,854,534
2,000 Livermore Valley Joint Unified School District, Alameda County, California,
General Obligation Bonds, Election of 2016 Measure J, Series 2019,
4.000%, 8/01/46, (UB) (4)
8/26 at 100.00 Aa3 2,024,360
3,660 Lodi Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46, (UB) (4)
8/30 at 100.00 Aa2 3,220,837
12,000 Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49, (UB)
(4)
8/42 at 100.00 AA 9,202,920
3,725 Lynwood Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2012 Series 2021E, 3.000%, 8/01/48 - BAM
Insured, (UB) (4)
8/31 at 100.00 AA 3,257,922
10,900 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB) (4)
8/27 at 100.00 Aa2 11,080,613
1,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/26
- FGIC Insured
No Opt. Call Baa2 896,250
5,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2016A, 4.000%,
8/01/46, (UB) (4)
8/26 at 100.00 A1 5,047,400
7,000 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2018, Series 2019A,
4.000%, 8/01/49, (UB) (4)
8/29 at 100.00 AA 7,100,730
6,060 New Haven Unified School District, Alameda County, California, General
Obligation Bonds, Election of 2014, Series 2020C, 3.000%, 8/01/49,
(UB) (4)
8/28 at 100.00 Aa3 5,199,662

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 650 Newman-Crows Landing Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election, Series 2010B,
6.600%, 8/01/49 - AGM Insured
No Opt. Call Aa3 $ 576,797
2,000 Northern Inyo County Local Hospital District, California, General
Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 - AGC
Insured
No Opt. Call AA 995,980
9,365 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2014 Series 2019D, 3.000%,
8/01/43, (UB) (4)
8/29 at 100.00 Aa3 8,667,401
6,750 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2014 Series 2021E, 3.000%,
8/01/50, (UB) (4)
8/31 at 100.00 Aa3 5,893,358
2,250 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (7)
8/37 at 100.00 AA 1,720,327
14,000 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Refunding Election 2012 Series 2013A,
4.250%, 8/01/47, (UB)
8/23 at 100.00 N/R 14,087,220
5,205 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/42
No Opt. Call A+ 2,198,228
1,350 Paso Robles Joint Unified School District, San Luis Obispo and Monteray
Counties, California, General Obligation Bonds, Election 2006 Series
2010A, 0.000%, 9/01/34
No Opt. Call Aa3 891,553
5,000 Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/40, (UB) (4)
8/26 at 100.00 A1 5,080,250
5,000 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/46, (UB) (4)
No Opt. Call AA- 1,824,050
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
7,070 0.000%, 7/01/33 7/31 at 89.94 N/R 4,196,098
5,781 4.000%, 7/01/37 7/31 at 103.00 N/R 5,591,635
4,187 4.000%, 7/01/41 7/31 at 103.00 N/R 3,977,537
6,755 4.000%, 7/01/46 7/31 at 103.00 N/R 6,319,495
10,519 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R 5,456,813
4,725 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call AA 1,602,059
1,215 Rohnerville School District, Humboldt County, California, General
Obligation Bonds, Election 2010, Series 2012B, 0.000%, 8/01/47 - AGM
Insured
No Opt. Call AA 431,981
3,000 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44
No Opt. Call AA 1,260,480
4,400 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2018
Election Series 2019C-2, 3.000%, 7/01/44, (UB) (4)
7/29 at 100.00 Aa2 4,007,872
10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47, (UB)
7/27 at 100.00 Aa2 10,140,200
1,990 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-2, 6.625%, 7/01/41
7/40 at 100.00 AA- 1,838,462
15,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-2, 6.625%, 7/01/41, (UB) (4)
7/40 at 100.00 AA- 13,857,750
1,980 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Tender Option Bond 2016-XF2355, Formerly Tender
Option Bond Trust Series 3330, 12.011%, 7/01/38, 144A, (IF) (4)
7/23 at 100.00 AA- 2,188,296
2,140 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election 2020, Series 2021A, 4.000%, 8/01/55 - BAM
Insured
8/31 at 100.00 AA 2,191,638
5,500 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election of 2018, Series 2020B, 3.000%, 8/01/48, (UB)
(4)
8/29 at 100.00 AA 4,659,930

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,500 Santa Ana Unified School District, Orange County, California, General
Obligation Bonds, Election 2018 Series 2019A, 4.000%, 8/01/48 ,(WI/
DD, Settling 6/15/22)
8/28 at 100.00 A+ $ 1,521,570
2,500 Santa Barbara Secondary High School District, Santa Barbara County,
California,General Obligation Bonds,  Election 2010 Series 2011A,
0.000%, 8/01/40, (UB) (4)
No Opt. Call AA 1,225,475
7,655 Savanna Elementary School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2012B, 6.750%, 2/01/52 - AGM
Insured
No Opt. Call A2 6,450,562
4,955 Selma Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49, (UB)
(4)
8/30 at 100.00 AA 4,175,331
Southwestern Community College District, San Diego
County, California, General Obligation Bonds, Election of
2008, Series 2011C:
1,500 0.000%, 8/01/41 No Opt. Call AA- 729,870
5,730 0.000%, 8/01/46 No Opt. Call AA- 2,106,978
13,000 0.000%, 8/01/46, (UB) (4) No Opt. Call AA- 4,780,230
10,000 Sunnyvale School District, Santa Clara County, California, General
Obligation Bonds, Election 2013 Series 2019C, 3.000%, 9/01/44, (UB)
(4)
9/27 at 100.00 Aa1 9,037,100
1,880 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2000 Series 2003D, 0.000%,
8/01/28 - FGIC Insured
No Opt. Call AA- 1,580,347
2,250 West Hills Community College District, California, General Obligation
Bonds, School Facilities Improvement District 3, 2008 Election Series
2011, 0.000%, 8/01/38 - AGM Insured (7)
8/31 at 100.00 A2 2,354,535
5,155 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42, (UB) (4),(7)
No Opt. Call AA- 4,387,317
350,857 Total Tax Obligation/General 291,078,477
Tax Obligation/Limited - 33.3%
1,000 Adelanto Community Facilities District Number 2006-2, San Bernadino
County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 1,036,740
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
330 0.000%, 9/01/28 - AGM Insured No Opt. Call A2 275,804
240 0.000%, 9/01/30 - AGM Insured No Opt. Call A2 186,465
4,475 0.000%, 9/01/34 - AGM Insured No Opt. Call A2 2,962,495
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 1,260,773
2,590 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 2,685,157
Beaumont, California, Special Tax Bonds, Community
Facilities District 2016-1 Fairway Canyon, Series 2019:
300 5.000%, 9/01/44 9/25 at 103.00 N/R 319,161
400 5.000%, 9/01/49 9/25 at 103.00 N/R 424,388
Beaumont, California, Special Tax Bonds, Community
Facilities District 93-1 Improvement Area 17C, Series
2018:
750 5.000%, 9/01/43 9/25 at 103.00 N/R 798,765
1,115 5.000%, 9/01/48 9/25 at 103.00 N/R 1,183,428
1,035 Beaumont, California, Special Tax Bonds, Community Facilities District
93-1 Improvement Area 8D, Series 2018A, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,098,839
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 N/R 1,986,982
Brea Redevelopment Agency, Orange County, California,
Tax Allocation Bonds, Project Area AB, Series 2003:
1,500 0.000%, 8/01/28 - AMBAC Insured No Opt. Call AA- 1,245,690
2,300 0.000%, 8/01/29 - AMBAC Insured No Opt. Call AA- 1,840,621
6,710 0.000%, 8/01/30 - AMBAC Insured No Opt. Call AA- 5,165,761

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,700 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R $ 1,754,111
5,090 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ 3,254,495
1,450 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 N/R 1,395,712
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2020B:
1,070 4.000%, 9/01/43 9/27 at 103.00 N/R 1,036,980
1,550 4.000%, 9/01/50 9/27 at 103.00 N/R 1,461,867
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2021A:
660 4.000%, 9/01/41 9/28 at 103.00 N/R 642,556
1,095 4.000%, 9/01/46 9/28 at 103.00 N/R 1,039,319
1,500 4.000%, 9/01/51 9/28 at 103.00 N/R 1,410,225
750 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2021B, 4.000%, 9/01/51
9/28 at 103.00 N/R 705,112
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series
2022, 5.250%, 9/01/52 ,(WI/DD, Settling 6/09/22)
9/29 at 103.00 N/R 2,236,464
415 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2007-1 Orinda Wilder Project,
Refunding Series 2015, 5.000%, 9/01/37
9/25 at 100.00 N/R 433,177
1,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2012-01, Fancher Creek, Series
2013A, 5.700%, 9/01/43
9/22 at 100.00 N/R 1,004,690
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A:
1,000 5.000%, 9/01/33 9/23 at 100.00 N/R 1,018,720
2,000 5.125%, 9/01/42 9/23 at 100.00 N/R 2,034,340
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-01 Improvement Area 2
University District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 2,107,800
2,500 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
5.625%, 9/01/45
9/25 at 100.00 N/R 2,619,675
3,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019,
5.000%, 9/01/49
9/29 at 100.00 N/R 3,195,030
5,250 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018,
5.000%, 9/01/48
9/28 at 100.00 N/R 5,586,367
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2018-01,
Wagon Wheel, Series 2020:
600 4.000%, 9/01/40 9/30 at 100.00 N/R 585,486
1,300 4.000%, 9/01/50 9/30 at 100.00 N/R 1,222,052
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-01 Meadowlands, Series
2021-01, 4.000%, 9/01/51
9/31 at 100.00 N/R 1,864,660
1,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Pacific Highlands
Ranch Project, Series 2019, 5.000%, 9/02/49
9/29 at 100.00 N/R 1,066,980
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Refunding Series 2015R-1:
3,510 5.000%, 9/02/35 9/25 at 100.00 N/R 3,666,265
1,120 5.000%, 9/02/40 9/25 at 100.00 N/R 1,163,064
500 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
6/22 at 100.00 N/R 479,080

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,275 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014A,
5.000%, 9/02/43
9/22 at 100.00 N/R $ 2,281,757
2,060 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014B,
5.000%, 9/02/44
9/24 at 100.00 N/R 2,110,140
2,240 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016A,
5.000%, 9/02/45
9/26 at 100.00 N/R 2,337,754
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2016B:
1,690 5.000%, 9/02/36 9/26 at 100.00 N/R 1,785,553
3,310 5.000%, 9/02/46 9/26 at 100.00 N/R 3,452,330
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017A,
5.000%, 9/02/46
9/27 at 100.00 N/R 503,405
375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017B,
5.000%, 9/02/47
9/27 at 100.00 N/R 394,860
3,550 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017C,
5.000%, 9/02/47
9/27 at 100.00 N/R 3,719,086
3,745 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A,
5.000%, 9/02/47
9/28 at 100.00 N/R 3,976,815
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019B:
3,300 5.000%, 9/02/44 9/29 at 100.00 N/R 3,508,494
3,370 5.000%, 9/02/49 9/29 at 100.00 N/R 3,563,034
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019C:
725 5.000%, 9/02/44 9/29 at 100.00 N/R 774,097
2,310 5.000%, 9/02/49 9/29 at 100.00 N/R 2,452,758
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
850 4.000%, 9/02/50 9/30 at 100.00 N/R 799,026
805 5.000%, 9/02/50 9/30 at 100.00 N/R 849,959
2,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021A,
4.000%, 9/02/41
9/31 at 100.00 N/R 1,931,740
5,000 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/50
9/30 at 100.00 N/R 4,700,150
1,000 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2021C, 4.000%, 9/02/51
9/31 at 100.00 N/R 921,530
Calimesa, Riverside County, California, Special Tax Bonds,
Community Facilities District 2018-1 Summerwind Trails
Improvement Area 1, Series 2020:
865 4.000%, 9/01/45 9/27 at 103.00 N/R 831,386
820 4.000%, 9/01/50 9/27 at 103.00 N/R 774,646
1,540 Chino, California, Special Tax Bonds, Community Facilities District 2016-3,
Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R 1,620,634
1,000 Chino, California, Special Tax Bonds, Community Facilities District 2019-1
The Landing, Series 2020, 4.000%, 9/01/51
9/27 at 103.00 N/R 935,450
Chula Vista, California, Special Tax Bonds, Community
Facilities District 16-I Millenia Improvement Area 1, Series
2018:
1,000 5.000%, 9/01/43 9/25 at 103.00 N/R 1,065,020
1,250 5.000%, 9/01/48 9/25 at 103.00 N/R 1,326,712

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 320 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017,
5.000%, 9/01/47
9/27 at 100.00 N/R $ 337,558
Compton Public Finance Authority, California, Lease
Revenue Bonds, Refunding & Various Capital Projects,
Series 2008:
500 5.250%, 9/01/27 - AMBAC Insured 7/22 at 100.00 N/R 500,690
210 5.000%, 9/01/32 - AMBAC Insured 7/22 at 100.00 N/R 210,178
670 Corona, California, Special Tax Bonds, Community Facilities District 2002-
1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%,
9/01/37
9/24 at 103.00 N/R 709,671
Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A:
2,155 5.000%, 9/01/43 9/24 at 103.00 N/R 2,272,792
1,250 5.000%, 9/01/48 9/24 at 103.00 N/R 1,315,400
1,000 Corona-Norco Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 05-1, Series 2016, 4.000%,
9/01/45
9/26 at 100.00 N/R 972,650
Del Mar Union School District, San Diego County, California,
Special Tax Bonds, Community Facilities District 99-1,
Refunding Facilities Financing Series 2019:
2,400 4.000%, 9/01/44, (UB) (4) 9/29 at 100.00 AA 2,471,928
4,245 4.000%, 9/01/49, (UB) (4) 9/29 at 100.00 AA 4,306,680
1,000 Dixon, California, Special Tax Bonds, Community Facilities District 2019-1
Homestead, Improvement Area 1, Series 2019, 4.000%, 9/01/50
9/30 at 100.00 N/R 944,690
Dublin, California, Special Tax Bonds, Community Facilities
District 2015-1 Improvement Area 2 Dublin Crossing,
Series 2019:
2,800 5.000%, 9/01/44 9/26 at 103.00 N/R 3,004,708
4,100 5.000%, 9/01/49 9/26 at 103.00 N/R 4,384,417
Eastern Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2012-61 Autumn
Winds, Series 2020:
575 3.000%, 9/01/44 9/27 at 103.00 N/R 453,566
350 4.000%, 9/01/50 9/27 at 103.00 N/R 329,556
Eastern Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2016-72 Hidden Hills,
Series 2020:
465 3.000%, 9/01/45 9/27 at 103.00 N/R 364,081
525 4.000%, 9/01/50 9/27 at 103.00 N/R 494,335
250 El Dorado County, California, Special Tax Bonds, Community Facilities
District 2005-2, Series 2006, 5.100%, 9/01/36
9/22 at 100.00 N/R 250,992
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Area 1A, Series 2021A:
845 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 797,114
1,245 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,118,545
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A:
780 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 735,797
1,160 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,042,179
430 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
9/22 at 100.00 N/R 435,822
2,530 Fillmore, California, Special Tax Bonds, Community Facilities District 5,
Improvement Area, Series 2015A, 5.000%, 9/01/45
9/23 at 102.00 N/R 2,615,236
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 19
Mangini Ranch, Series 2019:
1,140 5.000%, 9/01/44 9/26 at 103.00 N/R 1,223,813
1,000 5.000%, 9/01/49 9/26 at 103.00 N/R 1,069,780

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 21 White Rock Springs Ranch,
Series 2019, 5.000%, 9/01/49
9/26 at 103.00 N/R $ 1,069,370
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23
Folsom Ranch Improvement Area 1, Series 2020:
1,075 4.000%, 9/01/45 9/27 at 103.00 N/R 1,030,162
1,145 4.000%, 9/01/50 9/27 at 103.00 N/R 1,079,895
4,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement
Area 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 4,136,960
2,785 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 2,937,813
Folsom, California, Special Tax Bonds, Community Facilities
District 16 Islands at Parkshore Improvement Area 1,
Series 2018:
500 4.000%, 9/01/43 7/22 at 103.00 N/R 487,310
1,545 4.000%, 9/01/48 7/22 at 103.00 N/R 1,473,405
Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Tender Option
Bond Trust 2015-XF1038:
3,750 15.488%, 6/01/45, 144A, (IF) (4) 6/25 at 100.00 A+ 5,070,075
1,035 Imperial, California, Special Tax Bonds, Community Facilities District 2005-
1 Springfield, Series 2015A, 5.000%, 9/01/36
9/25 at 100.00 N/R 1,081,451
155 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
7/22 at 100.00 A 155,449
745 Irvine, California, Special Tax Bonds, Community Facilities District 2004-1
Central Park, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 775,843
500 Irvine, California, Special Tax Bonds, Community Facilities District 2013-
3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%,
9/01/39
9/24 at 100.00 N/R 516,940
Jurupa Community Services District, California, Special Tax
Bonds, Community Facilities District 45 Jurupoa Valley,
Series 2020A:
1,000 4.000%, 9/01/42 9/27 at 103.00 N/R 974,380
1,375 4.000%, 9/01/49 9/27 at 103.00 N/R 1,300,997
3,380 Jurupa Unified School District, California, Special Tax Bonds, Community
Facilities District 9, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 3,504,181
1,220 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35
9/22 at 100.00 N/R 1,225,551
1,000 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2006-2 Improvement Area B, Series 2018,
4.000%, 9/01/48
9/24 at 100.00 N/R 953,660
Lake Elsinore Unified School District, California, Special Tax
Bonds, Community Facilities District 2013-1, Series 2017:
800 4.000%, 9/01/42 9/24 at 103.00 N/R 782,712
1,000 4.000%, 9/01/47 9/24 at 103.00 N/R 956,360
1,000 Lake Elsinore, California, Special Tax Bonds, Community Facilities District
2006-1 Summerly Improvement Area II, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 N/R 958,290
475 Lake Elsinore, California, Special Tax Bonds, Community Facilities District
2006-1 Summerly Improvement Area KK, Series 2021, 4.000%, 9/01/42
9/28 at 103.00 N/R 440,600
2,995 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2002 Mountain House,
Series 2013, 5.000%, 9/01/37
9/22 at 100.00 N/R 3,005,453
2,000 Lammersville School District, California, Special Tax Refunding Bonds,
Community Facilities District 2002 Mountain House, Series 2012,
5.375%, 9/01/32
9/22 at 100.00 N/R 2,009,360
4,170 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 4,340,720

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1, Central Lathrop Specific Plan
Improvement Areas 1-5 Special Tax Bonds, Series 2019:
$ 605 5.650%, 9/01/38 9/26 at 103.00 N/R $ 604,752
970 5.750%, 9/01/43 9/26 at 103.00 N/R 976,121
Lee Lake Public Financing Authority, California, Junior Lien
Revenue Bonds, Series 2013B:
785 5.125%, 9/01/28 9/23 at 100.00 N/R 805,693
395 5.250%, 9/01/32 9/23 at 100.00 N/R 403,745
Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A:
925 5.000%, 9/01/39 9/24 at 100.00 N/R 953,305
1,815 5.000%, 9/01/43 9/24 at 100.00 N/R 1,864,096
2,615 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 6.050%, 8/01/42
8/29 at 100.00 Aa3 2,695,333
1,675 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 1,677,847
1,275 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.250%, 9/01/38
7/22 at 100.00 A 1,279,870
2,022 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004, 0.000%, 9/15/33 - NPFG
Insured
No Opt. Call Baa2 1,345,783
450 Marina Redevelopment Agency Successor Agency, California, Housing Tax
Allocation Bonds, Series 2018B, 5.000%, 9/01/38
9/25 at 103.00 N/R 481,675
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1,
Series 2014:
500 4.125%, 9/01/39 9/22 at 102.00 N/R 500,895
500 4.250%, 9/01/44 9/22 at 102.00 N/R 500,850
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2014-2, Series 2017, 5.000%,
9/01/47
9/24 at 103.00 N/R 1,052,360
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilties District 2011-1,
Improvement Area 1, Series 2015:
2,000 5.000%, 9/01/39 9/24 at 100.00 N/R 2,061,200
500 4.250%, 9/01/44 9/24 at 100.00 N/R 500,320
1,000 5.000%, 9/01/44 9/24 at 100.00 N/R 1,026,490
500 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 N/R 466,175
1,110 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2016-1, Improvement Area B, Series
2016, 4.000%, 9/01/49
9/27 at 103.00 N/R 1,050,260
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced
Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 - AMBAC
Insured
No Opt. Call N/R 1,017,927
835 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33
9/24 at 100.00 N/R 862,555
970 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%,
9/01/48
9/25 at 103.00 N/R 1,028,297
1,085 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%,
9/01/44
9/25 at 103.00 N/R 1,049,651
825 Murrieta, California, Special Tax Bonds, Community Facilities District 2005-
5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 N/R 870,408
Northstar Community Services District, California, Special
Tax Bonds, Community Facilities District 1, Refunding
Series 2005:
980 2.000%, 9/01/28 2005 1 (5) 9/22 at 100.00 N/R 490,240
2,927 2.000%, 9/01/36 2005 1 (5) 9/22 at 100.00 N/R 1,463,292

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,500 Oakley Public Financing Authority, Contra Costa County,
California,  Revenue Bonds, Refundinf Series 2014, 5.000%, 9/02/36 -
BAM Insured
9/24 at 100.00 AA $ 2,652,375
1,250 Oceanside, California, Special Tax Bonds, Community Facilities District
2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38
9/25 at 102.00 N/R 1,326,450
880 Ontario, California, Special Tax Bonds, Community Facilities District 26
Park Place Facilities III, Series 2019, 5.000%, 9/01/47
9/26 at 103.00 N/R 941,908
1,200 Ontario, California, Special Tax Bonds, Community Facilities District 28
New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R 1,262,556
1,170 Ontario, California, Special Tax Bonds, Community Facilities District 30
New Haven Facilities - Area B, Series 2017, 4.000%, 9/01/48
9/24 at 103.00 N/R 1,115,782
825 Ontario, California, Special Tax Bonds, Community Facilities District 54
Esperanza Facilities, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 832,590
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021:
320 3.000%, 9/01/31 9/28 at 103.00 N/R 285,715
375 4.000%, 9/01/41 9/28 at 103.00 N/R 363,641
675 4.000%, 9/01/51 9/28 at 103.00 N/R 629,323
1,230 Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%,
12/01/30 - AMBAC Insured
No Opt. Call AA- 936,251
3,730 Palo Alto, California, Certificates of Participation, Public Safety Building,
Series 2021, 2.125%, 11/01/43, (UB) (4)
11/30 at 100.00 AA+ 2,865,871
970 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39
9/23 at 100.00 N/R 995,288
1,050 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2006-1, Meritage Homes, Refunding Series
2014B, 5.000%, 9/01/38
9/23 at 100.00 N/R 1,068,312
1,140 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2007-2, Pacific Heritage, Series 2020,
4.000%, 9/01/48
9/27 at 103.00 N/R 1,073,470
Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project,
Series 1999:
2,990 0.000%, 8/01/27 - AMBAC Insured No Opt. Call A 2,595,230
2,500 0.000%, 8/01/28 - AMBAC Insured No Opt. Call A 2,093,875
1,260 Poway Unified School District Public Financing Authority, California,
Special Tax Revenue Bonds, Refunding Series 2015B, 4.000%, 9/01/36 -
BAM Insured
9/25 at 100.00 AA+ 1,291,450
2,750 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 2,817,953
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
68,732 0.000%, 7/01/46 7/28 at 41.38 N/R 20,913,086
29,000 0.000%, 7/01/51 7/28 at 30.01 N/R 6,407,550
2,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.750%, 7/01/53
7/28 at 100.00 N/R 2,012,200
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
12,605 4.329%, 7/01/40 7/28 at 100.00 N/R 12,620,630
1,000 4.784%, 7/01/58 7/28 at 100.00 N/R 1,007,880
Rancho Cardova, California, Special Tax Bonds, Community
Facilities District 2005-1 Sunridge North Douglas Series
2015:
1,200 5.000%, 9/01/40 9/25 at 100.00 N/R 1,248,720
1,250 5.000%, 9/01/45 9/25 at 100.00 N/R 1,295,150
1,190 Rancho Cardova, California, Special Tax Bonds, Community Facilities
District 2005-1 Sunridge North Douglas Series 2018, 4.000%, 9/01/42
9/24 at 103.00 N/R 1,153,181
3,000 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%,
10/01/38
7/22 at 100.00 N/R 3,004,560

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2019:
$ 410 5.000%, 9/01/44 9/26 at 103.00 N/R $ 439,471
530 5.000%, 9/01/49 9/26 at 103.00 N/R 566,114
Redwood City Public Facilities and Infrastructure Authority,
San Mateo, California, Lease Revenue Bonds, Veterans
Memorial Building/Senior Center, Series 2021:
4,000 3.000%, 6/01/46, (UB) (4) 6/31 at 100.00 AA+ 3,515,000
2,500 3.000%, 6/01/51, (UB) (4) 6/31 at 100.00 AA+ 2,141,600
Redwood City Redevelopment Agency, California, Tax
Allocation Bonds, Project Area 2, Series 2003A:
1,755 0.000%, 7/15/29 - AMBAC Insured No Opt. Call A 1,413,635
1,260 0.000%, 7/15/31 - AMBAC Insured No Opt. Call A 938,322
1,185 Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-
1 Liberty Community, Series 2018-1, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,257,723
4,000 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2019-1 Phase 2 Public Improvements,
Series 2021, 4.000%, 9/01/51
9/28 at 103.00 N/R 3,723,120
1,250 Riverside County Asset Leasing Corporation, California, Lease Revenue
Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020,
17.009%, 11/01/45, 144A, (IF) (4)
11/25 at 100.00 A+ 1,786,338
1,295 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/26 - NPFG Insured
No Opt. Call A1 1,158,442
2,115 Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30
9/24 at 100.00 N/R 2,192,430
870 Riverside County, California, Special Tax Bonds, Community Facilities
District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35
9/22 at 100.00 N/R 873,263
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
660 5.000%, 9/01/32 9/22 at 100.00 N/R 662,587
3,410 5.000%, 9/01/42 9/22 at 100.00 N/R 3,420,537
Riverside County, California, Special Tax Bonds, Community
Facilities District 07-2 Clinton Keith, Series 2017:
1,000 5.000%, 9/01/42 9/27 at 100.00 N/R 1,061,500
535 5.000%, 9/01/45 9/27 at 100.00 N/R 565,645
Riverside Unified School District, Riverside County,
California, Special Tax Bonds, Community Facilities District
32, Series 2020:
415 4.000%, 9/01/45 9/27 at 103.00 N/R 395,338
875 4.000%, 9/01/50 9/27 at 103.00 N/R 823,891
Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series
2007:
1,010 0.000%, 9/01/34 - NPFG Insured No Opt. Call Baa2 661,419
1,155 0.000%, 9/01/35 - NPFG Insured No Opt. Call Baa2 725,051
840 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R 875,734
935 Rohnert Park Community Development Agency, California, Tax Allocation
Bonds, Series 1999, 0.000%, 8/01/33
No Opt. Call Baa2 638,493
3,775 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2004-1 Heritage Lake Improvement Area 3, Series
2013, 5.000%, 9/01/43
9/23 at 100.00 N/R 3,831,701
1,120 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2006-1, Series 2017, 5.000%, 9/01/44
9/27 at 100.00 N/R 1,183,493
820 Romoland School District, California, Special Tax Bonds, Community
Facilities District 91-1, Series 2017, 5.000%, 9/01/41
9/27 at 100.00 N/R 870,323
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016:
845 5.000%, 9/01/36 9/26 at 100.00 N/R 893,773
2,360 5.500%, 9/01/46 9/26 at 100.00 N/R 2,510,049

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Sierra Vista Villages, Series 2020:
$ 490 4.000%, 9/01/45 9/27 at 103.00 N/R $ 466,784
650 4.000%, 9/01/50 9/27 at 103.00 N/R 608,023
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westbrook, Series 2014:
1,100 5.000%, 9/01/34 9/24 at 100.00 N/R 1,134,661
1,395 5.000%, 9/01/44 9/24 at 100.00 N/R 1,429,219
5,500 Roseville, California, Special Tax Bonds, Community Facilities District 5
Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A
9/27 at 100.00 N/R 5,791,115
Roseville, California, Special Tax Bonds, SVSP Westpark-
Federico Community Facilities District 1, Series 2019:
500 5.000%, 9/01/44 9/26 at 103.00 N/R 534,710
700 5.000%, 9/01/49 9/26 at 103.00 N/R 745,507
2,755 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico
Community Facilities District 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 2,886,083
230 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 N/R 235,407
1,510 Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100, 17.327%, 12/01/33 - AMBAC Insured, 144A, (IF) (4)
No Opt. Call AA- 2,882,258
Sacramento City Financing Authority, California, Tax
Allocation Revenue Bonds, Merged Downtown
Sacramento and Oak Park Projects, Series 2005A:
4,295 0.000%, 12/01/31 - FGIC Insured No Opt. Call Baa2 3,103,224
4,435 0.000%, 12/01/32 - FGIC Insured No Opt. Call Baa2 3,073,233
1,950 Sacramento County, California, Special Tax Bonds, Community Facilities
District 2016-2 Florin Vineyard 1, Series 2018, 4.000%, 9/01/48
9/25 at 103.00 N/R 1,859,637
285 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/22 at 100.00 N/R 286,656
Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 7, Series 2017-01:
710 5.000%, 9/01/37, 144A 9/24 at 103.00 N/R 751,563
1,900 5.000%, 9/01/47, 144A 9/24 at 103.00 N/R 1,997,774
428 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 3.300%, 12/31/26 (5)
No Opt. Call N/R 51,360
390 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call Baa2 411,664
550 San Bernardino County, California, Special Tax Bonds, Community
Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series
2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 572,501
895 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 918,968
1,250 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Series 2014A, 5.000%, 8/01/43
8/24 at 100.00 A- 1,315,888
12,610 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A
7/22 at 35.30 N/R 4,493,952
11,755 San Francisco City and County, California, Certificates of Participation, 49
South Van Ness Avenue Project, Green Series 2019A, 4.000%, 4/01/45,
(UB)
4/27 at 100.00 N/R 11,958,714
850 San Francisco City and County, California, Development Special Tax
Bonds, Mission Rock Facilities & Services Special Tax District 2020-1,
Series 2021A, 4.000%, 9/01/41, 144A
9/28 at 103.00 N/R 812,371
San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure
Island Improvement Area 1, Series 2020:
775 4.000%, 9/01/42 9/27 at 103.00 N/R 745,914
1,450 4.000%, 9/01/50 9/27 at 103.00 N/R 1,331,129

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 San Jacinto Unified School District, California, Community Facilities District
2003-1 Infrastructure Projects, Series 2016, 3.375%, 9/01/46
9/22 at 103.00 N/R $ 859,100
730 San Luis Obispo, California, Special Tax Bonds, Community Facilities
District 2019-1 San Luis Ranch Series 2021, 4.000%, 9/01/46
9/28 at 103.00 N/R 689,741
935 San Mateo County Joint Powers Financing Authority, California, Lease
Revenue Bonds, Cordilleras Mental Health Center, Series 2021A-1,
2.500%, 6/15/55, (UB) (4)
6/31 at 100.00 AA+ 661,466
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
160 6.250%, 7/01/24 No Opt. Call Baa2 167,454
1,000 South Tahoe Joint Powers Financing Authority, California, Revenue Bonds,
South Tahoe Redevelopment Project Area 1, Series 2014A, 4.000%,
10/01/34 - AGM Insured
10/24 at 100.00 AA 1,014,010
1,335 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43
9/24 at 103.00 N/R 1,406,783
Tejon Ranch Public Facilities Financing Authority, California,
Special Tax Bonds, Community Facilities District 2000-1,
Tejon Industrial Complex Public Improvements, Refunding
Series 2012:
1,635 5.500%, 9/01/30 9/22 at 100.00 N/R 1,643,535
500 5.500%, 9/01/33 9/22 at 100.00 N/R 502,455
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
3/23 at 100.00 N/R 4,045,080
2,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 2,073,480
4,750 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2020, 4.000%, 9/01/50
9/27 at 103.00 N/R 4,479,915
1,055 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 N/R 1,107,950
400 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1, Series 2014,
4.250%, 9/01/44
9/22 at 102.00 N/R 400,768
Tracy, California, Special Tax Bonds, Community Facilities
District 2016-1 Tracy Hills,  Improvement Area 1, Series
2019:
1,285 5.000%, 9/01/44 9/25 at 103.00 N/R 1,354,827
1,875 5.000%, 9/01/49 9/25 at 103.00 N/R 1,967,231
605 Tustin, California, Special Tax Bonds, Community Facilities District 06-1
Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%,
9/01/37
9/25 at 100.00 A- 637,767
Upland, California, Special Tax Bonds, Community Facilities
District 2016-1 Improvement Area2 Harvest at Upland,
Series 2021A:
165 4.000%, 9/01/45 9/30 at 100.00 N/R 158,588
260 4.000%, 9/01/51 9/30 at 100.00 N/R 244,439
700 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-1,
Series 2013, 5.000%, 9/01/43
9/23 at 100.00 N/R 710,682
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/39
10/24 at 100.00 N/R 970,680
West Patterson Financing Authority, California, Special Tax
Bonds, Community Facilities District 2015-1 Arambel-
KDN, Refunding Series 2015:
350 5.250%, 9/01/35 9/25 at 100.00 N/R 367,682
785 5.250%, 9/01/45 9/25 at 100.00 N/R 818,567
3,565 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.500%, 9/01/31
9/22 at 102.00 N/R 3,653,697
2,805 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40
9/26 at 100.00 N/R 2,950,243

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 7,760 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R $ 8,170,737
2,155 Western Placer Unified School District, Placer County, California,
Certificates of Participation, Refinancing Project, Series 2017, 4.000%,
8/01/49 - AGM Insured, (UB) (4)
8/27 at 100.00 AA 2,176,119
Westside Union School District, California, Special Tax
Bonds, Community Facilities District 2018-1 Improvement
Area 1, Series 2021:
365 4.000%, 9/01/46 9/28 at 103.00 N/R 347,495
490 4.000%, 9/01/51 9/28 at 103.00 N/R 460,673
1,445 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/47
9/26 at 100.00 N/R 1,509,779
1,865 Woodland, California, Special Tax Bonds, Community Facilities District
2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%,
9/01/45
9/26 at 100.00 N/R 1,795,174
290 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27 (5)
6/22 at 100.00 N/R 118,900
510,664 Total Tax Obligation/Limited 423,529,208
Transportation - 10.0%
4,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/49,
(UB) (4)
4/27 at 100.00 A1 4,040,400
7,465 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54, (UB) (4)
10/29 at 100.00 A1 6,358,687
7,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 6,858,880
10,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 10,118,900
5,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A
7/22 at 103.00 N/R 4,903,650
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Senior Lien Series
2015A:
6,255 0.000%, 1/15/33 No Opt. Call Baa2 4,185,658
3,000 0.000%, 1/15/35 - AGM Insured No Opt. Call BBB 1,899,630
1,054 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 Baa2 1,055,423
3,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB) (4)
1/31 at 100.00 Baa2 3,004,050
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
5,000 0.000%, 1/15/37 - AGM Insured No Opt. Call BBB 2,905,450
1,775 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 BBB 1,848,432
6,095 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53 -
AGM Insured, (UB) (4)
7/29 at 100.00 A2 5,737,406
6,505 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%,
1/15/53
7/27 at 100.00 Baa2 6,294,888
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
450 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 468,923
90 6.125%, 10/01/43 - AGM Insured, (AMT) 10/23 at 100.00 Baa2 94,298
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
250 5.000%, 7/01/36, (AMT) 7/28 at 100.00 Baa2 269,802
400 5.000%, 7/01/37, (AMT) 7/28 at 100.00 Baa2 431,052

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018A, 5.000%,
5/15/44, (AMT), (UB) (4)
5/28 at 100.00 A+ $ 10,729,000
13,800 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019F, 4.000%,
5/15/49, (AMT), (UB) (4)
5/29 at 100.00 A+ 13,826,082
3,670 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB) (4)
6/31 at 100.00 N/R 3,656,054
7,590 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44,
(AMT), (UB) (4)
5/29 at 100.00 A 8,202,665
20,460 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50,
(AMT), (UB) (4)
5/29 at 100.00 A 20,352,585
1,290 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Tender Option Bond Trust Series 2015-
XF1032, 15.581%, 5/01/44, 144A, (IF) (4)
5/24 at 100.00 A 1,475,657
2,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/49
1/25 at 100.00 BBB- 2,074,680
50 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/31 - NPFG Insured
No Opt. Call Baa2 36,103
6,650 San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
4.000%, 3/01/42 - BAM Insured, (AMT), (UB) ,(WI/DD, Settling 6/02/22)
3/27 at 100.00 N/R 6,687,240
132,849 Total Transportation 127,515,595
U.S. Guaranteed - 4.2% (8)
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
2,320 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA 1,532,291
1,030 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 17A, Series 2013B, 5.000%, 9/01/34, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,071,859
8,750 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/46, (Pre-refunded 11/15/25),
(UB) (4)
11/25 at 100.00 A 9,626,313
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0120:
35 22.077%, 10/01/38, (Pre-refunded 10/01/24), 144A, (IF) (4) 10/24 at 100.00 N/R 43,737
California Health Facilities Financing Authority, Revenue
Bonds, Stanford Hospitals and Clinics, Tender Option
Bond Trust 2016-XG0049:
1,000 15.791%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (4) 8/22 at 100.00 AA- 1,031,170
250 15.795%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (4) 8/22 at 100.00 AA- 257,795
200 18.946%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (4) 8/22 at 100.00 AA- 207,792
200 18.956%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (4) 8/22 at 100.00 AA- 207,796
480 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 N/R 485,827
1,985 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Subordinate Series 2013B,
7.000%, 11/15/48, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R 2,126,967
1,000 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2015A, 5.000%, 2/01/46, (Pre-refunded
2/01/25)
2/25 at 100.00 A- 1,078,140
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R 43,570

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (8) (continued)
California State, General Obligation Bonds, Various Purpose,
Tender Option Bond Trust 2015-XF1041:
$ 750 12.220%, 11/01/44, (Pre-refunded 11/01/24), 144A, (IF) (4) 11/24 at 100.00 AA- $ 797,783
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust
2015-XF1035, 19.718%, 11/15/49, (Pre-refunded 11/15/24) - AGM
Insured, 144A, (IF) (4)
11/24 at 100.00 AA 1,371,590
1,625 California Statewide Communities Development Authority, Revenue
Bonds, Henry Mayo Newhall Memorial Hospital, Series 2014, 5.250%,
10/01/43, (Pre-refunded 10/01/24) - AGM Insured
10/24 at 100.00 A2 1,745,575
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32,
(Pre-refunded 10/01/22)
10/22 at 100.00 N/R 1,014,240
315 Chino Public Financing Authority, California, Revenue Bonds, Refunding
Series 2012, 5.000%, 9/01/38, (Pre-refunded 9/01/22)
9/22 at 100.00 N/R 317,989
1,250 Dana Point, California, Special Tax Bonds, Community Facilities District
2006-1 Series 2014, 5.000%, 9/01/45, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R 1,300,013
8,285 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47, (Pre-
refunded 8/01/24), (UB) (4)
8/24 at 100.00 Aa3 8,659,731
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
2,245 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) 6/25 at 100.00 A+ 2,442,672
2,755 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) 6/25 at 100.00 N/R 2,997,578
2,000 5.000%, 6/01/45, (Pre-refunded 6/01/25), (UB) 6/25 at 100.00 A+ 2,176,100
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
295 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 311,780
410 6.125%, 10/01/43, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 Baa2 432,648
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
500 5.250%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 518,500
1,000 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 1,039,670
Inglewood Public Financing Authority, California, Lease
Revenue Bonds, Refunding Series 2012:
1,600 0.000%, 8/01/25, (Pre-refunded 8/01/22) 8/22 at 82.01 A2 1,309,696
1,050 0.000%, 8/01/28, (Pre-refunded 8/01/22) 8/22 at 66.37 A2 695,551
2,430 0.000%, 8/01/33, (Pre-refunded 8/01/22) 8/22 at 45.44 A2 1,102,151
1,650 0.000%, 8/01/35, (Pre-refunded 8/01/22) 8/22 at 38.78 A2 638,715
335 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%,
9/01/37, (Pre-refunded 9/01/22)
9/22 at 100.00 N/R 338,095
1,650 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A, 5.000%, 1/15/50, (Pre-refunded 1/15/25)
1/25 at 100.00 BBB 1,775,070
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
160 6.250%, 7/01/24, (ETM) No Opt. Call Baa2 167,816
4,050 State of California, 2.375%, 10/01/46, (UB) (4) 4/31 at 100.00 N/R 2,991,978
1,250 Stockton Public Financing Authority, California, Water Revenue Bonds,
Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40, (Pre-
refunded 10/01/23)
10/23 at 100.00 A 1,325,525
54,895 Total U.S. Guaranteed 53,183,723
Utilities - 9.0%
200 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012, 5.000%, 7/01/37, (AMT), 144A
1/23 at 100.00 Baa3 200,764
2,000 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39 7/22 at 100.00 N/R 2,003,420
1,725 Gilroy Public Facilities Financing Authority, California, Wastewater
Revenue Bonds, Series 2021A, 3.000%, 8/01/51, (UB) (4)
8/31 at 100.00 AA 1,458,781

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 Baa2 $ 532,960
25 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/28
No Opt. Call A- 28,225
700 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 2.376%, 11/15/26 (3-Month
LIBOR*0.67% reference rate + 1.430% spread) (9)
No Opt. Call A- 687,379
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2017A:
7,565 5.000%, 7/01/42, (UB) (4) 1/27 at 100.00 AA- 8,255,685
25,000 5.000%, 7/01/47, (UB) (4) 1/27 at 100.00 AA- 27,130,750
2,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 4.000%, 7/01/47, (UB) (4)
1/27 at 100.00 Aa2 2,025,500
2,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Tender Option Bond Trust 3403. As of 6/4/2015
Converted to Trust 2015-XF2053, 19.074%, 7/01/44, 144A, (IF) (4)
7/24 at 100.00 Aa2 2,535,300
50 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call BBB+ 64,042
480 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call Baa2 524,146
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
905 4.000%, 7/01/42, 144A ,(WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 880,619
500 4.000%, 7/01/47, 144A ,(WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 480,835
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 3,117,030
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
2,440 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 2,582,228
7,075 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 6,883,904
2,905 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R 2,793,535
8,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (5)
7/22 at 100.00 D 7,200,000
25 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30 (5)
7/22 at 100.00 D 23,156
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD:
1,030 3.844%, 7/01/22 (5) 6/21 at 100.00 N/R 905,112
1,000 3.957%, 7/01/22 (5) 6/21 at 100.00 N/R 927,500
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A:
1,415 3.941%, 7/01/29 (5) 7/22 at 100.00 D 1,310,644
5,385 3.957%, 7/01/42 (5) 7/22 at 100.00 D 5,008,050
2,925 3.961%, 7/01/42 (5) 7/22 at 100.00 D 2,720,250
85 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/22 (5)
No Opt. Call N/R 79,581
1,950 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/32 (5)
7/22 at 100.00 D 1,813,500
1,140 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV, 5.250%, 7/01/34 - NPFG Insured
No Opt. Call D 1,188,427
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA:
500 3.978%, 7/01/24 (5) 7/22 at 100.00 D 467,500
3,000 3.978%, 7/01/27 (5) 7/22 at 100.00 D 2,805,000
1,020 3.978%, 7/01/31 (5) 7/22 at 100.00 D 953,700
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC:
135 3.957%, 7/01/24 (5) 7/22 at 100.00 D 125,550
200 3.941%, 7/01/27 (5) 7/22 at 100.00 D 185,250

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Investments in Derivatives
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX:
$ 1,445 3.926%, 7/01/25 (5) 7/22 at 100.00 D $ 1,338,431
95 3.978%, 7/01/26 (5) 7/22 at 100.00 D 88,825
1,000 3.978%, 7/01/35 (5) 7/22 at 100.00 D 935,000
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ:
1,695 3.957%, 7/01/22 (5) 7/22 at 100.00 D 1,576,350
165 3.957%, 7/01/22 (5) 6/21 at 100.00 N/R 153,037
275 3.978%, 7/01/25 (5) 7/22 at 100.00 D 257,125
1,000 3.978%, 7/01/26 (5) 7/22 at 100.00 D 935,000
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A:
220 4.143%, 7/01/30 (5) 7/23 at 100.00 D 213,948
4,430 4.102%, 7/01/36 (5) 7/23 at 100.00 D 4,285,980
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW:
915 3.988%, 7/01/24 (5) 7/22 at 100.00 D 856,669
1,000 3.978%, 7/01/33 (5) 7/22 at 100.00 D 935,000
295 3.999%, 7/01/38 (5) 7/22 at 100.00 D 276,931
2,380 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE, 4.036%, 7/01/30 (5)
7/22 at 100.00 D 2,133,075
2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 3.990%, 7/01/28 (5)
7/22 at 100.00 D 1,782,500
San Joaquin County, California, Revenue Bonds, CSA
County Service Area 31, Refunding Series 2018A:
1,250 5.000%, 8/01/38 8/28 at 100.00 N/R 1,332,888
1,500 5.000%, 8/01/42 8/28 at 100.00 N/R 1,593,885
5,000 South Coast Water District Financing Authority, California, Revenue Bonds,
Series 2020A, 2.500%, 2/01/50, (UB) (4)
2/29 at 100.00 AA+ 3,723,900
Southern California Public Power Authority, Natural Gas
Project 1 Revenue Bonds, Series 2007A:
1,000 5.000%, 11/01/29 No Opt. Call BBB+ 1,098,460
720 5.000%, 11/01/33 No Opt. Call BBB+ 807,646
2,319 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A
No Opt. Call N/R 2,320,011
115 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/22
7/22 at 100.00 Caa3 114,974
115,699 Total Utilities 114,657,958
$ 1,921,804 Total Municipal Bonds (cost $1,628,284,587) 1,574,445,640
Shares Description (1) Value
COMMON STOCKS - 0.1%
Airlines - 0.1%
94,060 American Airlines Group Inc (10),(11) $ 1,680,852
Total Common Stocks (cost $2,851,418) 1,680,852
Total Long-Term Investments (cost $1,631,136,005) 1,576,126,492
Floating Rate Obligations - (28.6)%   (364,304,000)
Other Assets Less Liabilities - 4.8% (12) 61,256,536
Net Assets - 100% $ 1,273,079,028
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (808) 9/22 $ (91,601,630) $ (91,266,125) $ 335,505
U.S. Treasury 10-Year Note (490) 9/22 (58,875,583) (58,532,031) 343,552
Total $(150,477,213) $(149,798,156) $679,057

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,573,118,193 $ 1,327,447 $ 1,574,445,640
Common Stocks 1,680,852 – – 1,680,852
Investments in Derivatives:
Futures Contracts* 679,057 – – 679,057
Total
$ 2,359,909 $ 1,573,118,193 $ 1,327,447 $ 1,576,805,549
*
Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the as presented on the Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen California Municipal Bond Fund
Portfolio of Investments May 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.8%
MUNICIPAL BONDS - 98.8%
Consumer Staples - 0.0%
$ 370 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 371,254
Education and Civic Organizations - 3.9%
5,000 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2015, 5.000%, 4/01/40
4/25 at 100.00 A2 5,316,500
7,000 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2007, 5.000%, 3/15/39
No Opt. Call AAA 8,721,440
3,000 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Refunding Series 2015, 5.000%, 11/01/36
11/25 at 100.00 A2 3,243,450
6,675 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Green Series 2021B,
4.000%, 5/01/46
11/31 at 100.00 N/R 6,726,531
California Infrastructure and Economic Development
Bank, Revenue Bonds, The Walt Disney Family Museum,
Refunding Series 2016:
250 5.000%, 2/01/30 2/26 at 100.00 A+ 272,310
250 5.000%, 2/01/31 2/26 at 100.00 A+ 271,957
4,250 California Municipal Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Series 2012A, 5.250%,
8/01/42
8/22 at 100.00 BB 4,250,680
California Municipal Finance Authority, Educational Facilities
Revenue Bonds, OCEAA Project, Series 2008A:
630 6.750%, 10/01/28 7/22 at 100.00 N/R 630,995
1,500 7.000%, 10/01/39 7/22 at 100.00 N/R 1,501,965
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 N/R 1,132,404
1,245 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/34
7/24 at 100.00 BBB- 1,275,976
1,040 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/40,
144A
8/25 at 100.00 BBB 1,077,846
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 474,504
815 California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A,
5.000%, 8/01/52, 144A
8/28 at 100.00 N/R 856,426
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
410 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 413,391
500 5.000%, 6/01/51, 144A 6/26 at 100.00 N/R 503,235
375 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 387,263
285 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%,
6/01/36, 144A
6/25 at 100.00 N/R 294,111
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools ? Obligated Group, Series 2017, 5.000%,
6/01/47, 144A
6/27 at 100.00 Baa3 515,265
750 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BBB 771,863

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 830 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB $ 853,547
5,235 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.250%, 7/01/52
7/25 at 101.00 BBB 5,455,341
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2013:
2,000 6.900%, 7/01/43 7/23 at 100.00 BB+ 2,073,340
4,040 7.000%, 7/01/48 7/23 at 100.00 BB+ 4,190,207
2,650 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/35
11/25 at 100.00 Aa2 2,872,282
5,000 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/49
11/29 at 100.00 Aa2 5,600,800
7,100 California State University, Systemwide Revenue Bonds, Series 2020C,
3.000%, 11/01/39
11/30 at 100.00 Aa2 6,586,812
1,115 San Diego County, California, Limited Revenue Obligations, Sanford
Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%,
11/01/28
11/25 at 100.00 A1 1,213,109
14,740 University of California, General Revenue Bonds, Series 2018AZ, 5.000%,
5/15/48
5/28 at 100.00 AA 16,254,977
78,920 Total Education and Civic Organizations 83,738,527
Financials - 0.0%
7 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call N/R 2,415
Health Care - 10.3%
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
7,780 5.000%, 11/15/46 11/26 at 100.00 A1 8,230,540
10,065 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A1 10,702,618
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A:
1,500 5.000%, 11/15/35 11/27 at 100.00 A1 1,623,990
14,805 5.000%, 11/15/48 11/27 at 100.00 A1 15,742,897
455 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Medical Center, Refunding Series 2015, 5.000%, 11/15/32
11/25 at 100.00 Aa3 488,593
1,000 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29
11/22 at 100.00 BBB+ 1,007,750
6,600 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 BBB+ 6,940,296
6,100 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2012A, 4.000%, 11/15/39
11/22 at 100.00 N/R 6,101,708
7,350 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 7,371,094
50,245 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health,  Series 2020A, 4.000%, 4/01/49
4/30 at 100.00 BBB+ 49,123,029
3,940 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA 4,122,540
830 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 863,266
6,255 California Health Facilities Financing Authority, Revenue Bonds, PIH
Health, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A 6,243,115
1,825 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 AA- 1,881,648
17,055 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 N/R 17,144,198
250 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 258,262

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
$ 1,810 5.250%, 11/01/36 11/26 at 100.00 BBB- $ 1,928,030
5,000 5.000%, 11/01/47 11/26 at 100.00 BBB- 5,160,600
10,310 5.250%, 11/01/47 11/26 at 100.00 BBB- 10,744,051
2,000 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 2,063,620
2,500 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 2,641,025
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
5,295 5.250%, 12/01/34 12/24 at 100.00 BB 5,456,974
6,000 5.250%, 12/01/44 12/24 at 100.00 BB 6,151,140
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
2,400 5.000%, 12/01/41, 144A 6/26 at 100.00 BB 2,441,568
5,000 5.000%, 12/01/46, 144A 6/26 at 100.00 BB 5,061,200
14,750 5.250%, 12/01/56, 144A 6/26 at 100.00 BB 15,022,727
8,400 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB 8,686,944
California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series
2015A:
1,305 5.000%, 3/01/35 3/26 at 100.00 A+ 1,380,325
1,000 5.000%, 3/01/45 3/26 at 100.00 A+ 1,048,790
5,005 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48
3/28 at 100.00 A+ 5,337,232
California Statewide Communities Development Authority,
Revenue Bonds, John Muir Health, Series 2016A:
100 5.000%, 8/15/46 8/26 at 100.00 A+ 105,207
235 5.000%, 8/15/51 8/26 at 100.00 A+ 246,647
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45
8/23 at 100.00 BBB+ 990,290
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
177 5.750%, 7/01/24 (4),(5) 1/22 at 100.00 N/R 158,925
203 5.750%, 7/01/30 (4),(5) 1/22 at 100.00 N/R 182,726
13 5.750%, 7/01/35 (4),(5) 1/22 at 100.00 N/R 11,900
191 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22
(4),(5)
1/22 at 100.00 N/R 171,977
3,390 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 A3 3,541,296
5,000 Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016, 5.000%, 11/01/39
11/26 at 100.00 BBB 5,252,250
1,630 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 BBB 1,715,396
218,769 Total Health Care 223,346,384
Housing/Multifamily - 13.8%
19,170 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 16,649,720
15,920 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 13,196,088
15,650 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 15,441,073

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,950 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R $ 1,679,106
1,400 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1,
3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 1,065,274
560 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 450,078
13,875 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 13,751,790
21,320 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 20,645,222
11,383 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 11,391,961
12,673 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 12,155,023
1,554 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 1,573,954
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
170 5.250%, 8/15/39 8/24 at 100.00 A- 175,122
455 5.250%, 8/15/49 8/24 at 100.00 A- 466,480
3,325 California Statewide Community Development Authority, Multifamily
Housing Revenue Senior Bonds, Westgate Courtyards Apartments,
Series 2001X-1, 5.420%, 12/01/34 - AMBAC Insured, (AMT)
7/22 at 100.00 N/R 3,325,732
20,705 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 18,197,210
6,125 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 4,669,823
5,675 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 4,951,494
4,550 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 3,241,693
920 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 797,934
8,660 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 6,650,014
1,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 1,015,621
3,830 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 3,598,476
26,965 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 23,804,163
14,755 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 14,784,953
2,965 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41,
144A
8/31 at 100.00 N/R 2,608,815
8,640 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 6,553,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
$ 4,355 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R $ 3,778,224
11,190 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 8,539,648
15,800 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 14,195,826
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
1,615 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R 1,308,328
6,750 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 5,054,197
2,230 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 2,003,811
395 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 309,135
14,200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 12,649,218
5,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 4,149,446
5,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 4,020,403
440 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 441,892
5,730 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 4,973,067
7,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 5,522,380
2,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 1,707,426
3,995 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 3,157,249
16,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 11,784,115
3,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 2,651,182
10,045 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 7,263,540
995 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call N/R 1,022,860
115 San Jose, California, Multifamily Housing Senior Lien Revenue Bonds,
Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 - AMBAC
Insured, (AMT)
7/22 at 100.00 N/R 115,138
341,820 Total Housing/Multifamily 297,487,344

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 0.3%
$ 1,275 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/44
7/25 at 100.00 AA $ 1,367,463
California Statewide Communities Development Authority,
Revenue Bonds, Front Porch Communities & Services,
Series 2021A:
1,000 4.000%, 4/01/41 4/31 at 100.00 N/R 982,900
4,750 4.000%, 4/01/51 4/31 at 100.00 N/R 4,550,500
7,025 Total Long-Term Care 6,900,863
Tax Obligation/General - 14.5%
1,000 Acalanes Union High School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26
No Opt. Call Aa1 898,460
4,000 Alum Rock Union Elementary School District, Santa Clara County,
California, General Obligation Bonds, Refunding Series 2013A, 6.000%,
8/01/39
8/23 at 100.00 A1 4,175,800
2,585 Anaheim Union High School District, Orange County, California, General
Obligation Bonds, 2014 Election Series 2019, 3.000%, 8/01/40 - BAM
Insured
8/27 at 100.00 N/R 2,384,481
5,570 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 5.800%, 5/01/42
5/40 at 100.00 Aa3 4,399,130
3,565 California State, General Obligation Bonds, Refunding Various Purpose
Series 2016, 5.000%, 9/01/32
9/26 at 100.00 Aa2 3,935,974
California State, General Obligation Bonds, Refunding
Various Purpose Series 2020:
3,055 5.000%, 11/01/32 11/30 at 100.00 N/R 3,615,409
5,000 5.000%, 3/01/33 3/30 at 100.00 Aa2 5,847,250
5,650 5.000%, 3/01/35 3/30 at 100.00 N/R 6,554,170
California State, General Obligation Bonds, Refunding
Various Purpose Series 2021:
3,725 5.000%, 10/01/30 No Opt. Call N/R 4,434,128
9,445 4.000%, 10/01/41 4/31 at 100.00 N/R 10,080,932
1,205 California State, General Obligation Bonds, Various Purpose Refunding
Series 2014, 5.000%, 8/01/33
8/24 at 100.00 Aa2 1,277,541
21,830 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/33
2/25 at 100.00 Aa2 23,301,124
5,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2016, 5.000%, 9/01/34
9/26 at 100.00 Aa2 5,511,900
California State, General Obligation Bonds, Various Purpose
Series 2013:
5,860 5.000%, 2/01/38 2/23 at 100.00 Aa2 5,978,313
1,430 5.000%, 2/01/43 2/23 at 100.00 Aa2 1,457,528
California State, General Obligation Bonds, Various Purpose
Series 2014:
1,940 5.000%, 10/01/37 10/24 at 100.00 Aa2 2,060,610
2,470 5.000%, 5/01/44 5/24 at 100.00 Aa2 2,583,175
California State, General Obligation Bonds, Various Purpose
Series 2015:
3,000 5.000%, 3/01/45 3/25 at 100.00 Aa2 3,177,090
3,000 5.000%, 8/01/45 8/25 at 100.00 Aa2 3,202,140
4,375 California State, General Obligation Bonds, Various Purpose Series 2016,
5.000%, 9/01/46
9/26 at 100.00 Aa2 4,730,206
7,200 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46
8/26 at 100.00 Aa2 7,773,840
18,340 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 Aa2 19,674,969
5,230 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 Aa2 5,795,154
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 Aa2 1,807,648
5,000 California State, General Obligation Bonds, Various Purpose Series 2022,
4.000%, 4/01/49
4/32 at 100.00 N/R 5,206,950

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,880 Claremont Unified School District, Los Angeles County, California, General
Obligation Bonds, Election of 2016, Series 2018, 5.000%, 8/01/48
8/28 at 100.00 Aa2 $ 3,183,754
2,500 Coast Community College District, Orange County, California, General
Obligation Bonds, Election of 2012, Series 2019F, 3.000%, 8/01/38
2/29 at 100.00 AA+ 2,354,925
Golden West Schools Financing Authority, California,
General Obligation Revenue Refunding Bonds, School
District Program, Series 1999A:
320 5.800%, 8/01/22 - NPFG Insured No Opt. Call Baa2 322,329
345 5.800%, 8/01/23 - NPFG Insured No Opt. Call Baa2 360,677
14,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 N/R 14,600,775
7,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 AAA 7,099,470
30 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2009A, 5.500%,
8/01/29
7/22 at 100.00 Aa2 30,100
5,000 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%,
7/01/38
1/28 at 100.00 AA+ 5,531,050
100 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 -
FGIC Insured
No Opt. Call Aa2 100,680
6,225 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 Aa2 6,394,756
10,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 N/R 10,156,900
4,040 Morgan Hill Unified School District, Santa Clara County, California, General
Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 Aa1 4,133,688
1,740 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Refunding Election 2012 Series 2013A,
4.250%, 8/01/47
8/23 at 100.00 N/R 1,750,840
2,745 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Election 2006 Series 2017D, 4.000%,
8/01/46
8/27 at 100.00 AA 2,785,736
9,440 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45 (6)
2/33 at 100.00 Aa3 11,422,966
7,345 Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Election of 2014, Series 2018C, 5.000%, 8/01/47
8/26 at 100.00 AAA 7,872,738
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
3,500 4.000%, 7/01/37 7/31 at 103.00 N/R 3,385,375
5,110 4.000%, 7/01/41 7/31 at 103.00 N/R 4,854,091
8,863 4.000%, 7/01/46 7/31 at 103.00 N/R 8,291,574
1,935 San Benito High School District, San Benito and Santa Clara Counties,
California, General Obligation Bonds, 2016 Election Series 2017,
5.250%, 8/01/42
8/27 at 100.00 Aa3 2,139,936
35,295 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 4.000%,
8/01/45
8/29 at 100.00 N/R 36,528,207
1,535 San Leandro Unified School District, Alameda County, California, General
Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 - AGC
Insured (6)
8/28 at 100.00 AA 1,426,199
10,280 San Mateo County Community College District, California, General
Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45
9/28 at 100.00 AAA 11,501,984
2,345 Temecula Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2012 Series 2018C, 5.250%,
8/01/44
2/26 at 100.00 Aa1 2,570,472
2,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 -
AGC Insured
8/26 at 100.00 AA 2,259,660

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 645 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A, 5.500%,
8/01/40
8/24 at 100.00 A1 $ 679,611
11,720 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45
8/25 at 100.00 N/R 11,766,177
1,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24
No Opt. Call AA- 1,191,553
5,100 Whittier City School District, Los Angeles County, California, General
Obligation Bonds, 2012 Election Series 2018C, 5.250%, 8/01/46
8/27 at 100.00 Aa3 5,611,428
3,500 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (6)
No Opt. Call Aa2 2,978,780
298,383 Total Tax Obligation/General 313,150,353
Tax Obligation/Limited - 9.8%
995 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 N/R 1,041,755
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
7/22 at 100.00 N/R 1,663,507
1,630 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
7/22 at 100.00 AA 1,634,450
2,480 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ 1,585,687
California Infrastructure and Economic Development
Bank, Lease Revenue Bonds, California State Teachers?
Retirement System Headquarters Expansion, Green Bond-
Climate Bond Certified Series 2019:
1,300 5.000%, 8/01/34 8/29 at 100.00 AA 1,468,688
2,250 5.000%, 8/01/36 8/29 at 100.00 AA 2,520,855
1,960 California Infrastructure and Economic Development Bank, Revenue
Bonds, North County Center for Self-Sufficiency Corporation, Series
2004, 5.000%, 12/01/25 - AMBAC Insured
7/22 at 100.00 AA+ 1,966,056
2,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 Aa3 2,107,360
California State Public Works Board, Lease Revenue Bonds,
Judicial Council of California, New Stockton Courthouse,
Series 2014B:
5,120 5.000%, 10/01/32 10/24 at 100.00 Aa3 5,428,736
2,600 5.000%, 10/01/33 10/24 at 100.00 Aa3 2,755,558
3,820 5.000%, 10/01/34 10/24 at 100.00 Aa3 4,047,634
2,000 5.000%, 10/01/39 10/24 at 100.00 Aa3 2,111,260
1,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/30
3/23 at 100.00 Aa3 1,022,770
375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
6/22 at 100.00 N/R 359,310
Chula Vista Municipal Finance Authority, California, Special
Tax Revenue Bonds, Refunding Series 2013:
1,915 5.500%, 9/01/27 9/23 at 100.00 AA- 1,990,068
2,165 5.500%, 9/01/29 9/23 at 100.00 AA- 2,249,067
1,520 5.500%, 9/01/30 9/23 at 100.00 AA- 1,578,566
3,200 Dublin, California, Special Tax Bonds, Community Facilities District 2015-1
Improvement Area 2 Dublin Crossing, Series 2019, 5.000%, 9/01/44
9/26 at 103.00 N/R 3,433,952
1,500 Elk Grove Financing Authority, California, Special Tax Revenue Bonds,
Series 2015, 5.000%, 9/01/38 - BAM Insured
9/25 at 100.00 AA 1,612,560
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
6,375 5.000%, 11/15/29 11/25 at 100.00 BB 6,795,750
3,725 5.000%, 11/15/39 11/25 at 100.00 BB 3,935,202

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Huntington Beach, California, Special Tax Bonds, Community Facilities
District 2003-1 Huntington Center, Refunding Series 2013, 5.375%,
9/01/33
9/23 at 100.00 N/R $ 1,023,380
1,090 Irvine, California, Limited Obligation Improvement Bonds, Reassessment
District 15-2, Series 2015, 5.000%, 9/02/42
9/25 at 100.00 N/R 1,138,102
Irvine, California, Special Tax Bonds, Community Facilities
District 2013-3 Great Park, Improvement Area 1,
Refunding Series 2014:
500 5.000%, 9/01/39 9/24 at 100.00 N/R 516,940
750 5.000%, 9/01/44 9/24 at 100.00 N/R 773,460
3,260 Jurupa Community Services District, California, Special Tax Bonds,
Community Facilities District 33 Eastvale Area, Series 2014, 5.000%,
9/01/43
9/24 at 100.00 N/R 3,347,466
150 Jurupa Public Financing Authority, California, Special Tax Revenue Bonds,
Series 2015A, 5.000%, 9/01/23
No Opt. Call A+ 155,718
790 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%,
9/01/40
9/24 at 100.00 N/R 812,752
1,620 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 1,686,274
Lammersville Joint Unified School District, California, Special
Tax Bonds, Community Facilities District  2007-1 Mountain
House - Shea Homes Improvement Area 1, Series 2013:
1,000 6.000%, 9/01/38 9/23 at 100.00 N/R 1,030,770
1,750 6.000%, 9/01/43 9/23 at 100.00 N/R 1,801,922
985 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Area Sheriff's Facilities Projects, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
7/22 at 100.00 AA 987,443
765 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Fire Protection Facilities Project, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
7/22 at 100.00 AA 766,897
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 1,040,940
1,875 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/36
6/26 at 100.00 AAA 2,053,125
10,000 Los Angeles County Metropolitan Transportation Authority, California,
Proposition A First Tier Senior Sales Tax Revenue Bonds, Green Series
2017A, 5.000%, 7/01/42
7/27 at 100.00 AAA 11,010,700
Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Senior
Lien Series 2017A:
15,075 5.000%, 7/01/39 7/27 at 100.00 AAA 16,666,468
5,075 5.000%, 7/01/42 7/27 at 100.00 AAA 5,587,930
11,495 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 AA+ 12,865,894
Menifee Union School District Public Financing Authority,
California, Special Tax Revenue Bonds, Series 2016A:
435 5.000%, 9/01/23 No Opt. Call N/R 448,250
760 5.000%, 9/01/33 - BAM Insured 9/25 at 100.00 AA 819,744
1,600 5.000%, 9/01/35 - BAM Insured 9/25 at 100.00 AA 1,722,656
115 5.000%, 9/01/36 - BAM Insured 9/25 at 100.00 AA 123,704
1,455 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-
1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28
9/24 at 100.00 BBB+ 1,529,627
590 ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R 616,804
Oakland Redevelopment Successor Agency, California,
Tax Allocation Bonds, Refunding Subordinated Series
2015-TE:
3,250 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA 3,508,537
3,215 5.000%, 9/01/36 - AGM Insured 9/25 at 100.00 AA 3,468,921
255 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45
8/25 at 100.00 N/R 266,388

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
$ 2,635 5.250%, 9/01/30 9/23 at 100.00 N/R $ 2,696,343
2,355 5.750%, 9/01/39 9/23 at 100.00 N/R 2,416,395
385 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 395,618
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,940 0.000%, 7/01/33 7/28 at 86.06 N/R 4,247,141
31,031 5.000%, 7/01/58 7/28 at 100.00 N/R 31,627,106
Rancho Cucamonga Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Rancho
Redevelopment Project, Series 2014:
1,600 5.000%, 9/01/30 9/24 at 100.00 AA+ 1,695,696
2,800 5.000%, 9/01/31 9/24 at 100.00 AA+ 2,963,716
2,400 5.000%, 9/01/32 9/24 at 100.00 AA+ 2,540,136
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015:
1,000 5.000%, 9/01/28 9/25 at 100.00 N/R 1,056,870
1,000 5.000%, 9/01/29 9/25 at 100.00 N/R 1,053,780
1,000 5.000%, 9/01/30 9/25 at 100.00 N/R 1,050,820
6,960 Sacramento Area Flood Control Agency, California, Consolidated Capital
Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 AA 7,597,536
200 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 208,182
2,000 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 3.000%, 7/01/44
7/27 at 100.00 AA+ 1,801,480
405 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 415,846
1,955 San Francisco City and County Redevelopment Agency, California,
Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%,
6/01/25 - AGM Insured
7/22 at 100.00 AA 1,959,497
180 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
7/22 at 100.00 N/R 180,601
2,235 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43
9/25 at 103.00 N/R 2,375,336
105 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A
9/27 at 100.00 N/R 110,889
3,120 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/49
4/30 at 100.00 A- 3,427,133
395 Tustin, California, Special Tax Bonds, Community Facilities District 06-1
Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%,
9/01/37
9/25 at 100.00 A- 416,393
Tustin, California,Special Tax Bonds, Community Facilities
District 14-1 Tustin Legacy/Standard Pacific, Refunding
Series 2015A:
50 5.000%, 9/01/40 9/25 at 100.00 N/R 52,045
100 5.000%, 9/01/45 9/25 at 100.00 N/R 103,674
25 Vernon Redevelopment Agency, California, Tax Allocation Bonds,
Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 - NPFG
Insured
7/22 at 100.00 Baa2 25,501
Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011:
7,600 6.000%, 9/01/33 7/22 at 100.00 AA 7,621,128
7,920 6.125%, 9/01/37 7/22 at 100.00 AA 7,943,126
205,836 Total Tax Obligation/Limited 213,061,591

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 18.9%
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series  2016B:
$ 2,000 5.000%, 10/01/34 10/26 at 100.00 BBB+ $ 2,117,160
2,570 5.000%, 10/01/37 10/26 at 100.00 BBB+ 2,713,175
50 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25
No Opt. Call BBB+ 53,359
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
6,750 5.000%, 12/31/43, (AMT) 6/28 at 100.00 BBB- 7,054,830
8,595 4.000%, 12/31/47, (AMT) 6/28 at 100.00 A2 8,140,582
4,075 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB- 4,238,326
2,120 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 2,077,261
18,840 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 A- 18,865,434
Long Beach, California, Harbor Revenue Bonds, Series
2015D:
1,000 5.000%, 5/15/33 5/25 at 100.00 AA 1,075,870
2,785 5.000%, 5/15/34 5/25 at 100.00 AA 2,993,819
Long Beach, California, Harbor Revenue Bonds, Series
2019A:
1,370 5.000%, 5/15/44 5/29 at 100.00 Aa2 1,523,783
4,625 5.000%, 5/15/49 5/29 at 100.00 Aa2 5,116,406
6,995 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Private Activity/AMT Subordinate Series
2019A, 5.000%, 5/15/49, (AMT)
5/29 at 100.00 Aa3 7,539,701
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Series 2022C:
1,350 4.000%, 5/15/37, (AMT) 5/32 at 100.00 N/R 1,400,787
1,250 4.000%, 5/15/38, (AMT) 5/32 at 100.00 N/R 1,278,563
1,275 4.000%, 5/15/39, (AMT) 5/32 at 100.00 N/R 1,312,128
8,030 3.250%, 5/15/49, (AMT) 5/32 at 100.00 N/R 6,784,948
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Lien Series 2021A. Private Activity:
3,665 5.000%, 5/15/36, (AMT) 5/31 at 100.00 Aa3 4,105,973
4,920 5.000%, 5/15/38, (AMT) 5/31 at 100.00 N/R 5,493,770
3,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/35, (AMT)
5/25 at 100.00 Aa2 3,303,506
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien
Series 2015E:
250 5.000%, 5/15/32 5/25 at 100.00 Aa2 266,742
600 5.000%, 5/15/33 5/25 at 100.00 Aa2 639,612
1,305 5.000%, 5/15/35 5/25 at 100.00 Aa2 1,389,199
355 5.000%, 5/15/41 5/25 at 100.00 Aa2 376,552
2,255 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 Aa3 2,364,300
2,990 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2017A, 5.000%,
5/15/47, (AMT)
5/27 at 100.00 Aa3 3,166,560
15,300 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018A, 5.000%,
5/15/44, (AMT)
5/28 at 100.00 Aa3 16,415,370

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2018C:
$ 1,935 5.000%, 5/15/36, (AMT) 11/27 at 100.00 Aa3 $ 2,086,104
1,800 5.000%, 5/15/38, (AMT) 11/27 at 100.00 Aa3 1,936,368
12,665 5.000%, 5/15/44, (AMT) 11/27 at 100.00 Aa3 13,524,574
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/48, (AMT)
5/29 at 100.00 Aa3 5,393,350
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019D:
2,685 5.000%, 5/15/31, (AMT) 11/28 at 100.00 N/R 2,966,012
2,500 5.000%, 5/15/36, (AMT) 11/28 at 100.00 Aa3 2,725,775
3,275 5.000%, 5/15/37, (AMT) 11/28 at 100.00 N/R 3,566,770
5,595 5.000%, 5/15/38, (AMT) 11/28 at 100.00 N/R 6,085,010
7,660 5.000%, 5/15/49, (AMT) 11/28 at 100.00 N/R 8,218,491
2,950 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019F, 5.000%,
5/15/44, (AMT)
5/29 at 100.00 Aa3 3,196,885
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
3,585 5.000%, 5/15/34, (AMT) 11/31 at 100.00 N/R 4,048,397
7,000 3.000%, 5/15/40, (AMT) 11/31 at 100.00 N/R 6,092,590
1,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 4.000%,
5/15/49, (AMT)
5/32 at 100.00 N/R 1,003,390
16,305 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 N/R 16,243,041
14,940 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46
6/31 at 100.00 N/R 14,937,759
2,625 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 A+ 2,813,790
5,340 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A+ 5,673,590
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021A:
2,250 4.000%, 7/01/46 7/31 at 100.00 N/R 2,322,517
10,750 4.000%, 7/01/51 7/31 at 100.00 N/R 11,043,475
4,500 5.000%, 7/01/56 7/31 at 100.00 N/R 4,930,560
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B:
11,150 4.000%, 7/01/51, (AMT) 7/31 at 100.00 N/R 11,010,067
11,400 5.000%, 7/01/56, (AMT) 7/31 at 100.00 N/R 12,254,430
4,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2022A, 4.000%, 5/01/52,
(AMT)
5/32 at 100.00 N/R 3,960,720
2,300 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A1 2,487,427
6,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A1 6,931,730
4,295 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/40,
(AMT)
5/24 at 100.00 N/R 4,449,362
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46,
(AMT)
5/26 at 100.00 A1 10,476,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
$ 19,025 5.000%, 5/01/48, (AMT) 5/28 at 100.00 A1 $ 20,321,173
16,690 5.250%, 5/01/48, (AMT) 5/28 at 100.00 A1 18,046,897
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019A:
2,500 5.000%, 5/01/44, (AMT) 5/29 at 100.00 A1 2,701,800
20,000 5.000%, 5/01/49, (AMT) 5/29 at 100.00 A1 21,549,600
9,300 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/50,
(AMT)
5/29 at 100.00 A1 10,012,845
5,320 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019F, 5.000%, 5/01/50
5/29 at 100.00 N/R 5,846,786
16,460 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 N/R 16,373,914
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding
Junior Lien Series 2014B:
4,000 5.250%, 1/15/44 1/25 at 100.00 BBB+ 4,158,640
6,000 5.250%, 1/15/49 1/25 at 100.00 BBB+ 6,224,040
23,160 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/25 - NPFG Insured
No Opt. Call Baa2 21,495,028
394,915 Total Transportation 408,917,023
U.S. Guaranteed - 8.6% (7)
8,310 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 AA 9,471,904
8,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44, (Pre-
refunded 4/01/29)
4/29 at 100.00 AA- 9,351,360
3,915 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 AA- 4,285,633
2,430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 2,649,453
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
5,360 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 6,006,684
10,845 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 A1 11,931,127
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 BB 1,587,180
1,580 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 A- 1,593,904
1,000 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 N/R 1,012,140
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R 43,570
California State Public Works Board, Lease Revenue Bonds,
California State University, Various University Projects,
Series 2012D:
3,000 5.000%, 9/01/33, (Pre-refunded 9/01/22) 9/22 at 100.00 A+ 3,028,470
4,000 5.000%, 9/01/34, (Pre-refunded 9/01/22) 9/22 at 100.00 A+ 4,037,960

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (7) (continued)
$ 500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 6.800%, 8/01/39, (Pre-refunded 8/01/27) -
AGM Insured
8/27 at 100.00 AA $ 611,645
Fontana Unified School District, San Bernardino County,
California, General Obligation Bonds, Refunding Series
2012:
11,200 0.000%, 8/01/40, (Pre-refunded 8/01/22) 8/22 at 36.36 Aa3 4,064,704
19,700 0.000%, 8/01/41, (Pre-refunded 8/01/22) 8/22 at 34.18 Aa3 6,721,443
3,780 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 BBB+ 4,032,013
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
8,335 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 8,864,773
8,415 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 8,979,057
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
21,090 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 22,946,975
17,210 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 AA- 18,725,340
22,330 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 Aa3 24,296,157
1,115 Rio Elementary School District, California, Special Tax Bonds, Community
Facilities District 1, Series 2013, 5.500%, 9/01/39, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,167,873
6,470 Riverside County Transportation Commission, California, Sales Tax
Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39, (Pre-
refunded 6/01/23)
6/23 at 100.00 AA+ 6,702,144
Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, Series 2013A:
3,500 5.750%, 6/01/44, (Pre-refunded 6/01/23) 6/23 at 100.00 A 3,646,405
8,250 5.750%, 6/01/48, (Pre-refunded 6/01/23) 6/23 at 100.00 A 8,595,097
3,125 Rosemead School District, Los Angeles County, California, General
Obligation Bonds, Election 2008 Series 2013B, 5.850%, 8/01/43, (Pre-
refunded 8/01/23) - AGM Insured
8/23 at 100.00 AA 3,276,969
2,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41,
(Pre-refunded 8/01/26)
8/26 at 100.00 AAA 2,236,140
2,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009-1, 6.000%, 7/01/33, (Pre-refunded
7/01/24)
7/24 at 100.00 Aa2 2,167,440
1,395 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2007 Measure S, Series 2014C,
5.000%, 8/01/39, (Pre-refunded 8/01/24)
8/24 at 100.00 Aa1 1,487,544
1,700 Yosemite Community College District, California, General Obligation
Bonds, Refunding Series 2015, 5.000%, 8/01/32, (Pre-refunded 8/01/25)
8/25 at 100.00 Aa2 1,857,199
192,095 Total U.S. Guaranteed 185,378,303
Utilities - 18.7%
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
5,000 5.000%, 7/01/37, (AMT), 144A 1/23 at 100.00 BBB 5,019,100
20,060 5.000%, 11/21/45, (AMT), 144A 1/23 at 100.00 BBB 20,136,629
3,565 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB 3,786,280
2,750 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company,
Refunding Series 2006D, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call A- 2,730,502
10,725 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company, Series
2006C, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call A- 10,648,960

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 155 California Statewide Community Development Authority, Water and
Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A,
5.250%, 10/01/23 - AGM Insured
7/22 at 100.00 AA $ 155,454
275 Compton, California, Sewer Revenue Bonds, Refunding Series 1998,
5.375%, 9/01/23 - NPFG Insured
6/22 at 100.00 Baa2 275,842
Contra Costa Water District, Contra Costa County, California,
Water Revenue Bonds, Refunding Series 2019V:
7,500 5.000%, 10/01/44 10/29 at 100.00 N/R 8,476,500
1,815 5.000%, 10/01/49 10/29 at 100.00 AA+ 2,046,049
East Bay Municipal Utility District, Alameda and Contra
Costa Counties, California, Water System Revenue Bonds,
Green Series 2017A:
8,750 5.000%, 6/01/42 6/27 at 100.00 AAA 9,633,925
8,300 5.000%, 6/01/45 6/27 at 100.00 AAA 9,103,440
5,695 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Refunding Series 2015A,
5.000%, 6/01/37
6/25 at 100.00 AAA 6,130,895
1,500 Eastern Municipal Water District Financing Authority, California, Water and
Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40
7/25 at 100.00 AA+ 1,605,165
6,000 Irvine Ranch Water District, California, Certificates of Participation, Irvine
Ranch Water District Series 2016, 5.000%, 3/01/41
9/26 at 100.00 AAA 6,557,220
4,000 Livermore Valley Water Financing Authority, California, Water Revenue
Bonds, Series 2018A, 5.000%, 7/01/47
7/27 at 100.00 AA+ 4,355,720
1,985 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014D, 5.000%, 7/01/44
7/24 at 100.00 Aa2 2,089,609
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2016A:
3,300 5.000%, 7/01/40 1/26 at 100.00 Aa2 3,558,390
6,445 5.000%, 7/01/46 1/26 at 100.00 Aa2 6,901,822
4,165 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 Aa2 4,513,777
29,905 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/42
1/27 at 100.00 Aa2 32,635,326
35,800 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017C, 5.000%, 7/01/47
7/27 at 100.00 Aa2 39,160,188
7,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 Aa2 7,781,620
15,435 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018D, 5.000%, 7/01/38
7/28 at 100.00 Aa2 17,300,011
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.250%, 7/01/49
1/29 at 100.00 Aa2 5,661,300
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019D, 5.000%, 7/01/44
7/29 at 100.00 Aa2 5,661,800
8,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 Aa2 9,147,760
10,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021C, 5.000%, 7/01/51
7/31 at 100.00 N/R 11,507,200
5,425 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022A, 5.000%, 7/01/51
7/31 at 100.00 N/R 6,242,656
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Refunding Series 2016B:
3,460 5.000%, 7/01/33 1/26 at 100.00 AA+ 3,778,805
4,955 5.000%, 7/01/35 1/26 at 100.00 AA+ 5,393,864
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2017A:
10,545 5.000%, 7/01/44 1/27 at 100.00 AA+ 11,499,112
5,000 5.250%, 7/01/44 1/27 at 100.00 AA+ 5,505,650
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C:
4,000 5.000%, 7/01/37 7/30 at 100.00 Aa2 4,645,560
7,000 5.000%, 7/01/40 7/30 at 100.00 Aa2 8,106,280
9,990 5.000%, 7/01/41 7/30 at 100.00 Aa2 11,560,528

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 3,370 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 N/R $ 3,864,413
10,000 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 AA+ 10,628,000
Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Green Series 2015A:
5,000 5.000%, 6/01/31 6/25 at 100.00 AA+ 5,387,200
5,000 5.000%, 6/01/32 6/25 at 100.00 AA+ 5,385,700
2,600 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A, 5.000%, 6/01/35
6/23 at 100.00 AA 2,681,380
24,365 Metropolitan Water District of Southern California, Water Revenue Bonds,
Series 2020A, 5.000%, 10/01/49
10/29 at 100.00 AAA 27,603,596
5,000 Moulton Niguel Water District, California, Certificates of Participation,
Series 2019, 3.000%, 9/01/44
3/29 at 100.00 N/R 4,518,550
500 Northern California Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2018A, 4.000%, 7/01/49, (Mandatory Put
7/01/24)
4/24 at 100.24 A2 510,620
3,595 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call Baa2 3,925,632
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 243,255
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
2,550 5.000%, 7/01/25, 144A No Opt. Call N/R 2,661,256
655 5.000%, 7/01/28, 144A No Opt. Call N/R 700,071
8,110 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 7,890,949
2,180 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R 2,096,353
San Diego Public Facilities Financing Authority, California,
Water Utility Revenue Bonds, Refunding Subordinate Lien
Series 2016B:
7,330 5.000%, 8/01/32 8/26 at 100.00 Aa3 8,082,425
10,735 5.000%, 8/01/39 8/26 at 100.00 Aa3 11,728,202
6,400 San Francisco City and County Public Utilities Commission, California,
Wastewater Revenue Notes, Green Series 2021A, 4.000%, 10/01/51
10/31 at 100.00 N/R 6,537,920
3,715 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, Refunding Series 2016A, 4.000%, 11/01/36
11/26 at 100.00 N/R 3,843,056
2,145 Santa Clara Valley Water District, California, Water System Revenue Bonds,
Refunding  Series 2020A, 5.000%, 6/01/45
6/30 at 100.00 Aa1 2,439,058
372,000 Total Utilities 404,040,575
$ 2,110,140 Total Long-Term Investments (cost $2,138,346,757) 2,136,394,632
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.5%
MUNICIPAL BONDS - 0.5%
Transportation - 0.5%
10,145 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2007A-1, 0.680%, 4/01/47, (Mandatory Put 6/07/22)
(8)
5/22 at 100.00 AAA 10,145,000
$ 10,145 Total Short-Term Investments (cost $10,145,000) 10,145,000
Total Investments (cost $2,148,491,757) - 99.3% 2,146,539,632
Other Assets Less Liabilities - 0.7% 14,881,770
Net Assets - 100% $ 2,161,421,402

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 2,135,869,104 $ 525,528 $ 2,136,394,632
Short-Term Investments:
Municipal Bonds – 10,145,000 – 10,145,000
Total
$ – $ 2,146,014,104 $ 525,528 $ 2,146,539,632
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments May 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.2%
MUNICIPAL BONDS - 99.2%
Education and Civic Organizations - 15.1%
$ 1,220 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/41
7/31 at 100.00 N/R $ 1,253,550
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Brunswick School, Series 2012C:
1,000 5.000%, 7/01/31 7/22 at 100.00 A+ 1,001,970
500 5.000%, 7/01/32 7/22 at 100.00 A+ 500,970
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Choate Rosemary Hall, Series 2020F:
380 4.000%, 7/01/39 7/30 at 100.00 Aa2 397,400
1,100 4.000%, 7/01/42 7/30 at 100.00 Aa2 1,133,033
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Series 2022M, 4.000%, 7/01/52
7/32 at 100.00 N/R 1,750,403
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A- 1,984,208
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2020T, 4.000%, 7/01/55
7/30 at 100.00 A- 1,484,520
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Greenwich Academy, Series 2021G:
1,500 4.000%, 3/01/41 3/31 at 100.00 A1 1,557,030
1,000 4.000%, 3/01/46 3/31 at 100.00 A1 1,019,890
5,095 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 A- 5,264,256
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M, 5.000%, 7/01/35
7/26 at 100.00 A- 1,861,755
4,410 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 A 4,669,264
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2020K, 4.000%, 7/01/45
7/30 at 100.00 A 1,103,377
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Taft School Isue, Series 2021L:
790 3.000%, 7/01/41 7/31 at 100.00 Aa3 708,393
2,210 3.000%, 7/01/46 7/31 at 100.00 Aa3 1,901,086
3,300 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2020R, 4.000%, 6/01/45
6/30 at 100.00 A+ 3,321,384
5,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2021S, 4.000%, 6/01/51
12/31 at 100.00 A+ 4,988,150
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, University of New Haven, Series 2018K-1:
2,000 5.000%, 7/01/37 7/28 at 100.00 BBB- 2,077,620
250 5.000%, 7/01/38 7/28 at 100.00 BBB- 259,362
37,740 Total Education and Civic Organizations 38,237,621
Health Care - 15.2%
4,600 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 A+ 4,765,002
695 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+ 735,783
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford HealthCare Issue, Series 2020A:
2,700 4.000%, 7/01/38 1/30 at 100.00 A+ 2,747,169
1,685 4.000%, 7/01/40 1/30 at 100.00 A+ 1,706,905
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 N/R 3,012,660
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare, Series 2014E, 5.000%, 7/01/42
7/24 at 100.00 A+ 513,200
1,995 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 A3 2,073,922

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
$ 2,235 4.000%, 7/01/36 7/29 at 100.00 A- $ 2,237,660
2,885 4.000%, 7/01/41 7/29 at 100.00 A- 2,880,615
6,020 4.000%, 7/01/49 7/29 at 100.00 A- 5,913,927
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 BBB+ 1,778,799
200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/29
No Opt. Call BBB+ 206,234
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series
2016CT:
2,350 5.000%, 12/01/41 6/26 at 100.00 AA- 2,478,522
1,495 5.000%, 12/01/45 6/26 at 100.00 AA- 1,570,288
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series
2014E:
2,400 5.000%, 7/01/32 7/24 at 100.00 AA- 2,509,320
2,520 5.000%, 7/01/33 7/24 at 100.00 AA- 2,633,123
830 5.000%, 7/01/34 7/24 at 100.00 AA- 865,897
37,995 Total Health Care 38,629,026
Housing/Multifamily - 0.8%
1,985 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA 2,005,426
Housing/Single Family - 1.0%
Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3:
1,440 2.150%, 11/15/41 11/30 at 100.00 AAA 1,100,088
1,560 2.300%, 11/15/46 11/30 at 100.00 AAA 1,132,732
210 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA 164,092
3,210 Total Housing/Single Family 2,396,912
Long-Term Care - 2.4%
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 BBB 1,121,835
1,200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 BB 1,209,948
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
1,000 5.000%, 10/01/39, 144A 10/24 at 104.00 BB 1,032,770
200 5.000%, 10/01/54, 144A 10/24 at 104.00 BB 203,678
650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 BB+ 666,497
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Jerome Home Issue, Series 2021E:
730 4.000%, 7/01/41 7/28 at 103.00 N/R 697,077
1,250 4.000%, 7/01/51 7/28 at 103.00 N/R 1,130,350
6,130 Total Long-Term Care 6,062,155
Tax Obligation/General - 26.6%
Bridgeport, Connecticut, General Obligation Bonds, Series
2014A:
600 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 AA 629,196
1,000 5.000%, 7/01/33 - AGM Insured 7/24 at 100.00 AA 1,046,960
1,065 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 AA 1,114,363
2,000 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 AA 2,155,000

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Bridgeport, Connecticut, General Obligation Bonds, Series
2021A:
$ 765 4.000%, 8/01/41 8/31 at 100.00 A $ 786,190
375 4.000%, 8/01/46 8/31 at 100.00 A 382,759
2,425 Connecticut Health and Educational Facilities Authoroity, Revneue Bonds,
Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28
11/26 at 100.00 Aa3 2,690,295
Connecticut Housing Finance Authority, State Supported
Special Obligation Bonds, Series 2021-27:
1,000 2.400%, 6/15/41 6/31 at 100.00 Aa3 806,640
1,000 2.550%, 6/15/46 6/31 at 100.00 Aa3 773,390
1,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28, 2.375%, 6/15/40
6/31 at 100.00 Aa3 807,120
2,400 Connecticut State, General Obligation Bonds, Series 2014A, 5.000%,
3/01/31
3/24 at 100.00 Aa3 2,498,472
3,000 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 Aa3 3,162,600
2,370 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 Aa3 2,542,797
Connecticut State, General Obligation Bonds, Series 2017A:
1,000 5.000%, 4/15/34 4/27 at 100.00 Aa3 1,093,850
3,270 5.000%, 4/15/35 4/27 at 100.00 Aa3 3,567,341
1,510 Connecticut State, General Obligation Bonds, Series 2018A, 5.000%,
4/15/37
4/28 at 100.00 Aa3 1,669,834
1,325 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/38
6/28 at 100.00 Aa3 1,466,987
Connecticut State, General Obligation Bonds, Series 2019A:
1,150 5.000%, 4/15/36 4/29 at 100.00 Aa3 1,285,251
1,450 4.000%, 4/15/37, (UB) (4) 4/29 at 100.00 Aa3 1,485,163
650 5.000%, 4/15/39, (UB) (4) 4/29 at 100.00 Aa3 723,385
Connecticut State, General Obligation Bonds, Series 2020A:
2,000 4.000%, 1/15/37 1/30 at 100.00 Aa3 2,053,120
2,250 5.000%, 1/15/40 1/30 at 100.00 Aa3 2,518,515
750 Connecticut State, General Obligation Bonds, Series 2020C, 5.000%,
6/01/40
6/30 at 100.00 Aa3 843,435
2,000 Connecticut State, General Obligation Bonds, Series 2021A, 3.000%,
1/15/40
1/31 at 100.00 Aa3 1,802,600
1,485 Connecticut State, General Obligation Bonds, Social Series 2021B,
5.000%, 6/01/41
6/31 at 100.00 Aa3 1,686,173
East Haddam, Connecticut, General Obligation Bonds,
Series 2020A:
300 3.000%, 12/01/37 12/28 at 100.00 AA+ 294,414
250 3.000%, 12/01/40 12/28 at 100.00 AA+ 234,842
East Lyme, Connecticut, General Obligation Bonds, Series
2020:
880 3.000%, 7/15/38 7/28 at 100.00 AA 822,518
500 3.000%, 7/15/39 7/28 at 100.00 AA 464,220
325 3.000%, 7/15/40 7/28 at 100.00 AA 299,826
500 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/33 - BAM Insured
8/24 at 100.00 AA 523,345
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Refunding Series 2019C:
925 4.000%, 7/15/38 7/29 at 100.00 AA 958,448
1,000 4.000%, 7/15/40 7/29 at 100.00 AA 1,026,750
1,035 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/35
7/28 at 100.00 AA 1,165,079
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2019A:
1,000 4.000%, 7/15/38 7/29 at 100.00 AA 1,036,160
1,075 4.000%, 7/15/39 7/29 at 100.00 AA 1,108,701

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2021A:
$ 2,500 4.000%, 9/01/40 9/31 at 100.00 AA $ 2,583,800
2,500 4.000%, 9/01/41 9/31 at 100.00 AA 2,569,775
1,000 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/36 - AGM Insured
8/26 at 100.00 AA 1,077,040
New Haven, Connecticut, General Obligation Bonds, Series
2015:
795 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 AA 848,973
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 AA 1,728,329
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA 531,240
485 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call Aa1 515,327
1,035 Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%,
8/01/39
8/29 at 100.00 Aa2 1,067,613
2,370 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 AA 2,395,833
Stratford, Connecticut, General Obligation Bonds, Series
2020A:
365 4.000%, 7/01/38 - BAM Insured 7/30 at 100.00 AA 372,249
330 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 AA 335,451
Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015:
555 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 AA 595,193
485 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 AA 519,353
765 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 AA 818,366
555 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 AA 593,162
555 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 AA 592,662
2,000 West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%,
8/01/24 - AGM Insured
8/22 at 100.00 AA 2,009,160
750 West Haven, Connecticut, General Obligation Bonds, Series 2020, 4.000%,
3/15/40 - BAM Insured
3/30 at 100.00 AA 771,690
64,795 Total Tax Obligation/General 67,450,955
Tax Obligation/Limited - 17.5%
Connecticut Higher Education Supplemental Loan Authority,
Revenue Bonds, CHELSA Loan Program, Series 2021B:
750 5.000%, 11/15/27, (AMT) No Opt. Call Aa3 837,150
545 5.000%, 11/15/28, (AMT) No Opt. Call Aa3 614,073
560 5.000%, 11/15/29, (AMT) No Opt. Call Aa3 636,132
500 5.000%, 11/15/30, (AMT) No Opt. Call Aa3 571,550
2,000 Connecticut Higher Education Supplemental Loan Authority, State
Supported Revenue Bonds, CHESLA Loan Program, Series 2020B,
3.250%, 11/15/36, (AMT)
11/29 at 100.00 Aa3 1,812,420
2,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A, 5.000%, 10/01/33
10/23 at 100.00 AA- 2,591,175
1,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 AA- 1,485,132
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A:
1,000 5.000%, 9/01/32 9/26 at 100.00 AA- 1,085,520
3,500 5.000%, 9/01/33 9/26 at 100.00 AA- 3,793,230
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A:
2,000 5.000%, 1/01/37 1/28 at 100.00 AA- 2,203,220
2,000 5.000%, 1/01/38 1/28 at 100.00 AA- 2,199,440
100 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 4.000%, 5/01/39
5/30 at 100.00 AA- 102,535
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2021A:
3,500 4.000%, 5/01/37 5/31 at 100.00 AA- 3,611,825
1,445 5.000%, 5/01/41 5/31 at 100.00 AA- 1,652,372

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 500 Great Pond Improvement District, Connecticut, Special Obligaiton
Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R $ 460,395
2,720 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 2,874,958
635 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 646,601
1,900 Naugatuck, Connecticut, Certificates of Participation, Incineration Facilities
Project, Series 2021A, 4.000%, 8/15/41, (AMT)
8/29 at 100.00 AA- 1,918,734
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,950 4.550%, 7/01/40 7/28 at 100.00 N/R 2,988,203
1,860 0.000%, 7/01/46 7/28 at 41.38 N/R 565,942
1,300 4.750%, 7/01/53 7/28 at 100.00 N/R 1,307,930
100 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 N/R 87,010
2,500 University of Connecticut, General Obligation Bonds, Series 2013A,
5.000%, 8/15/32
8/23 at 100.00 Aa3 2,567,600
740 University of Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 2/15/31
2/24 at 100.00 Aa3 769,711
1,590 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 2/15/34
2/25 at 100.00 Aa3 1,682,586
3,000 University of Connecticut, General Obligation Bonds, Series 2017A,
5.000%, 1/15/36
1/27 at 100.00 Aa3 3,255,270
University of Connecticut, General Obligation Bonds, Series
2019A:
1,000 5.000%, 11/01/36 11/28 at 100.00 Aa3 1,113,620
1,000 4.000%, 11/01/38 11/28 at 100.00 Aa3 1,015,080
43,585 Total Tax Obligation/Limited 44,449,414
Transportation - 3.1%
Connecticut Airport Authority, Connecticut, Customer
Facility Charge Revenue Bonds, Ground Transportation
Center Project, Series 2019A:
1,500 4.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB 1,390,260
6,250 5.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB 6,488,000
7,750 Total Transportation 7,878,260
U.S. Guaranteed - 8.4% (5)
1,050 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Norwich Free Academy, Series 2013B, 4.000%, 7/01/34, (Pre-refunded
7/01/23)
7/23 at 100.00 Aa3 1,076,586
950 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Westminster School, Series 2014H, 3.250%, 7/01/32, (Pre-refunded
7/01/24)
7/24 at 100.00 A 974,510
Connecticut Municipal Electric Energy Cooperative, Power
Supply System Revenue Bonds, Series 2013A:
200 5.000%, 1/01/38, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R 204,074
Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue
Bonds, Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 533,305
1,000 5.000%, 8/15/32, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 1,066,610
Hartford County Metropolitan District, Connecticut, Clean
Water Project Revenue Bonds, Refunding Green Bond
Series 2014A:
2,250 5.000%, 11/01/35, (Pre-refunded 11/01/24) 11/24 at 100.00 Aa2 2,412,383
4,885 5.000%, 11/01/42, (Pre-refunded 11/01/24) 11/24 at 100.00 Aa2 5,237,550

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
New Haven, Connecticut, General Obligation Bonds, Series
2014A:
$ 810 5.000%, 8/01/30, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA $ 862,131
700 5.000%, 8/01/31, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 745,052
850 5.000%, 8/01/32, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 904,706
850 5.000%, 8/01/34, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 904,706
South Central Connecticut Regional Water Authority Water
System Revenue Bonds, Thirtieth Series 2014A:
1,010 5.000%, 8/01/39, (Pre-refunded 8/01/24) 8/24 at 100.00 AA- 1,076,115
1,055 5.000%, 8/01/44, (Pre-refunded 8/01/24) 8/24 at 100.00 AA- 1,124,060
500 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Twenty-Eighth Series 2013A, 5.000%, 8/01/38, (Pre-
refunded 8/01/22)
8/22 at 100.00 AA- 503,165
600 Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%,
12/15/34, (Pre-refunded 12/15/22)
12/22 at 100.00 AA- 611,610
3,000 Waterbury, Connecticut, General Obligation Bonds, Series 2012A,
5.000%, 8/01/30, (Pre-refunded 8/01/22)
8/22 at 100.00 AA- 3,018,990
20,210 Total U.S. Guaranteed 21,255,553
Utilities - 9.1%
Connecticut Municipal Electric Energy Cooperative, Power
Supply System Revenue Bonds, Series 2013A:
215 5.000%, 1/01/38 1/23 at 100.00 N/R 217,795
2,000 Connecticut, State Revolving Fund General Revenue Bonds, Green Series
2019A, 5.000%, 2/01/39
2/29 at 100.00 AAA 2,272,460
60 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
7/22 at 100.00 AA+ 60,113
2,040 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 2,205,832
295 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 324,131
1,000 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 1,049,760
1,500 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Series 2020A, 5.000%, 10/01/45
10/30 at 100.00 Aa2 1,725,015
Mattabassett District, Cromwell, Connecticut, Revenue
Bonds, Refunding Series 2021:
700 4.000%, 8/01/32 - BAM Insured 8/31 at 100.00 AA 761,306
1,580 4.000%, 8/01/33 - BAM Insured 8/31 at 100.00 AA 1,714,158
1,010 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,085,538
1,700 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 1,825,987
3,000 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41
8/28 at 100.00 AA- 3,335,010
2,915 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44
8/29 at 100.00 AA- 3,266,840
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
8/23 at 100.00 AA+ 515,530
750 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2019, 4.000%, 4/01/44
4/29 at 100.00 AA+ 762,217
Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2020A:
300 3.000%, 11/15/32 11/30 at 100.00 AA+ 298,836
395 3.000%, 11/15/33 11/30 at 100.00 AA+ 390,276
1,300 4.000%, 11/15/45 11/30 at 100.00 AA+ 1,322,880
21,260 Total Utilities 23,133,684
$ 244,660 Total Long-Term Investments (cost $261,531,953) 251,499,006
Floating Rate Obligations - (0.6)%   (1,570,000)
Other Assets Less Liabilities - 1.4% 3,723,593
Net Assets - 100% $ 253,652,599

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 251,499,006 $ – $ 251,499,006
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments May 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 105.3%
MUNICIPAL BONDS - 105.3%
Education and Civic Organizations - 26.5%
$ 1,315 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/39
6/26 at 100.00 N/R $ 1,335,106
650 Massachusetts Development Finance Agency, Revenue Bonds, Babson
College, Refunding Series 2022, 4.000%, 10/01/44
4/32 at 100.00 N/R 652,756
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Bentley
College Issue, Series 2021A, 4.000%, 7/01/40
7/31 at 100.00 A2 1,007,510
Massachusetts Development Finance Agency, Revenue
Bonds, Berklee College of Music, Series 2016:
1,260 5.000%, 10/01/39 10/26 at 100.00 A 1,337,969
5,165 5.000%, 10/01/46 10/26 at 100.00 A 5,460,593
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/32
7/23 at 100.00 AA- 3,073,050
Massachusetts Development Finance Agency, Revenue
Bonds, Boston College, Series 2017T:
2,350 5.000%, 7/01/39 7/27 at 100.00 AA- 2,575,905
1,020 5.000%, 7/01/42 7/27 at 100.00 AA- 1,114,503
7,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2013X, 5.000%, 10/01/48
10/23 at 100.00 AA- 7,179,270
Massachusetts Development Finance Agency, Revenue
Bonds, Brandeis University Issue, Series 2018R:
1,195 5.000%, 10/01/37 10/28 at 100.00 A+ 1,331,971
840 5.000%, 10/01/38 10/28 at 100.00 A+ 935,004
1,000 5.000%, 10/01/39 10/28 at 100.00 A+ 1,111,550
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 5.000%, 1/01/35
1/25 at 100.00 BBB+ 3,087,360
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2016A:
1,510 5.250%, 1/01/42 1/27 at 100.00 BBB+ 1,586,391
1,500 5.000%, 1/01/47 1/27 at 100.00 BBB+ 1,552,365
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2017A:
1,600 5.000%, 1/01/37 1/28 at 100.00 BBB+ 1,687,616
6,020 5.000%, 1/01/40 1/28 at 100.00 BBB+ 6,324,191
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2018, 5.000%, 1/01/43
1/28 at 100.00 BBB+ 2,092,860
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2 2,604,300
1,665 Massachusetts Development Finance Agency, Revenue Bonds, Harvard
University, Series 2020A, 5.000%, 10/15/30
No Opt. Call AAA 1,992,739
2,055 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 2,180,828
Massachusetts Development Finance Agency, Revenue
Bonds, MCPHS University Issue, Series 2015H:
550 3.500%, 7/01/35 7/25 at 100.00 AA 560,247
235 5.000%, 7/01/37 7/25 at 100.00 AA 249,452
700 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/37
7/26 at 100.00 BBB- 732,858
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2014A:
1,125 5.000%, 3/01/39 3/24 at 100.00 A1 1,149,727
2,065 5.000%, 3/01/44 3/24 at 100.00 A1 2,105,123
1,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2020A, 5.000%, 10/01/35
10/30 at 100.00 A1 1,138,730
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
College, Series 2013J, 5.250%, 10/01/39
10/23 at 100.00 BBB+ 1,022,530
1,680 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 5.000%, 10/01/39
10/30 at 100.00 BBB+ 1,813,123

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,750 Massachusetts Development Finance Agency, Revenue Bonds, Springfield
College, Green Series 2021B, 4.000%, 6/01/41
6/30 at 100.00 N/R $ 2,686,393
2,495 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 AA 2,681,576
2,415 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA 2,481,992
610 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa2 652,785
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 Baa2 4,835,150
Massachusetts Development Finance Agency, Revenue
Bonds, Suffolk University, Series 2021:
570 4.000%, 7/01/46 7/31 at 100.00 Baa2 547,736
1,470 4.000%, 7/01/51 7/31 at 100.00 Baa2 1,389,253
1,500 Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017, 5.000%, 4/01/36
10/27 at 100.00 AA- 1,659,510
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 AA- 929,329
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/37
1/28 at 100.00 Baa1 1,057,850
Massachusetts Development Finance Agency, Revenue
Bonds, Williams College, Refunding Series 2021T:
345 5.000%, 7/01/34 7/31 at 100.00 AA+ 407,204
440 5.000%, 7/01/35 7/31 at 100.00 AA+ 516,630
360 5.000%, 7/01/36 7/31 at 100.00 AA+ 422,161
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 AA- 1,117,880
1,000 5.000%, 6/01/38 6/28 at 100.00 AA- 1,116,410
2,400 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2012, 5.000%, 9/01/50
9/22 at 100.00 A 2,407,584
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2017B:
5,000 5.000%, 9/01/42 9/27 at 100.00 A 5,339,450
5,000 5.000%, 9/01/45 9/27 at 100.00 A 5,318,200
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2019:
745 5.000%, 9/01/33 9/29 at 100.00 A 825,065
1,000 4.000%, 9/01/44 9/29 at 100.00 A 990,200
3,500 5.000%, 9/01/49 9/29 at 100.00 A 3,759,490
Massachusetts Development Finance Authority, Revenue
Bonds, Suffolk University, Refunding Series 2017:
700 5.000%, 7/01/35 7/27 at 100.00 Baa2 747,019
500 5.000%, 7/01/36 7/27 at 100.00 Baa2 532,935
2,345 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36
7/26 at 100.00 AA- 2,521,813
2,100 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA- 2,766,771
305 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2011, 5.625%, 7/01/33, (AMT)
6/22 at 100.00 AA 305,317
1,655 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2016, 5.000%, 7/01/24, (AMT)
No Opt. Call AA 1,734,308
560 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2013, 5.250%, 7/01/29, (AMT)
7/22 at 100.00 AA 561,422
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017A:
1,480 5.000%, 7/01/24, (AMT) No Opt. Call AA 1,554,000
1,150 5.000%, 7/01/26, (AMT) No Opt. Call AA 1,243,081

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue L, Senior Series 2020B:
$ 850 5.000%, 7/01/29, (AMT) No Opt. Call AA $ 944,596
1,000 5.000%, 7/01/30, (AMT) No Opt. Call AA 1,120,070
1,000 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/27, (AMT)
1/25 at 100.00 AA 1,049,440
2,500 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 Aa2 2,676,075
University of Massachusetts Building Authority, Project
Revenue Bonds, Senior Series 2020-1:
4,000 5.000%, 11/01/37 11/29 at 100.00 Aa2 4,548,680
1,545 5.000%, 11/01/39 11/29 at 100.00 Aa2 1,746,993
2,870 5.000%, 11/01/45 11/29 at 100.00 Aa2 3,197,496
University of Massachusetts Building Authority, Revenue
Bonds, Refunding Senior Series 2019-1:
1,000 5.000%, 5/01/38 5/29 at 100.00 Aa2 1,127,150
2,000 5.000%, 5/01/39 5/29 at 100.00 Aa2 2,245,620
University of Massachusetts Building Authority, Revenue
Bonds, Refunding Senior Series 2021-1:
1,400 5.000%, 11/01/29 No Opt. Call Aa2 1,630,216
3,000 5.000%, 11/01/30 No Opt. Call Aa2 3,537,690
127,435 Total Education and Civic Organizations 135,928,167
Health Care - 21.1%
2,160 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 BBB+ 2,257,783
3,200 Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N, 5.000%, 7/01/44
7/24 at 100.00 A+ 3,274,272
1,455 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Health Systems Issue, Refunding Series 2021-I, 5.000%, 10/01/29
No Opt. Call AA- 1,635,420
Massachusetts Development Finance Agency, Revenue
Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,250 5.000%, 7/01/36 7/29 at 100.00 A 1,364,187
2,650 5.000%, 7/01/37 7/29 at 100.00 A 2,889,004
1,400 5.000%, 7/01/38 7/29 at 100.00 A 1,523,970
275 5.000%, 7/01/39 7/29 at 100.00 A 298,898
250 5.000%, 7/01/41 7/29 at 100.00 A 271,025
3,905 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB 4,036,794
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
2,000 5.000%, 7/01/32 7/26 at 100.00 BBB 2,118,440
1,625 5.000%, 7/01/36 7/26 at 100.00 BBB 1,714,993
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Refunding Series 2016-I:
1,675 5.000%, 7/01/30 7/26 at 100.00 A 1,789,771
1,500 5.000%, 7/01/37 7/26 at 100.00 A 1,587,285
1,935 5.000%, 7/01/38 7/26 at 100.00 A 2,045,701
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 A 947,277
1,000 5.000%, 7/01/32 7/25 at 100.00 A 1,048,740
500 5.000%, 7/01/33 7/25 at 100.00 A 523,890
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
5,000 5.000%, 7/01/43 7/28 at 100.00 A 5,364,650
4,100 5.000%, 7/01/48 7/28 at 100.00 A 4,363,425
Massachusetts Development Finance Agency, Revenue
Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
1,925 5.000%, 12/01/41 12/26 at 100.00 A1 2,024,446
6,100 5.000%, 12/01/46 12/26 at 100.00 A1 6,379,258

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Lahey Health System Obligated Group Issue,
Series 2015F:
$ 2,645 5.000%, 8/15/35 8/25 at 100.00 A $ 2,771,828
5,325 5.000%, 8/15/45 8/25 at 100.00 A 5,540,982
Massachusetts Development Finance Agency, Revenue
Bonds, Mass General Brigham, Sereis 2020A-2:
3,000 5.000%, 7/01/37 1/30 at 100.00 AA- 3,287,250
2,145 5.000%, 7/01/39 1/30 at 100.00 AA- 2,342,876
3,535 4.000%, 7/01/40 1/30 at 100.00 AA- 3,594,953
1,490 4.000%, 7/01/41 1/30 at 100.00 AA- 1,507,344
1,545 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
7/23 at 100.00 BB+ 1,581,539
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
100 5.000%, 7/15/30, 144A No Opt. Call BB+ 111,738
100 5.000%, 7/15/37, 144A 7/30 at 100.00 BB+ 105,325
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250 4.000%, 7/01/41 7/26 at 100.00 AA- 1,258,338
2,250 5.000%, 7/01/41 7/26 at 100.00 AA- 2,364,885
6,710 5.000%, 7/01/47 7/26 at 100.00 AA- 7,012,956
6,330 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/41
1/28 at 100.00 AA- 6,386,210
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2013F:
1,750 5.000%, 7/01/27 7/23 at 100.00 N/R 1,788,745
1,000 5.000%, 7/01/37 7/23 at 100.00 BBB+ 1,014,160
365 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 4.000%, 7/01/46
7/31 at 100.00 A- 356,116
3,800 Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G, 5.000%, 7/01/44
7/23 at 100.00 BBB+ 3,812,236
890 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 A- 939,351
Massachusetts Development Finance Agency, Revenue
Bonds, UMass Memorial Health Care Obligated Group
Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 A- 389,864
6,855 5.000%, 7/01/44 7/27 at 100.00 A- 7,222,839
555 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 A- 583,577
500 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 BBB+ 536,825
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2020C:
3,355 3.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 2,958,204
3,400 4.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 3,408,262
104,100 Total Health Care 108,335,632
Housing/Multifamily - 2.4%
5,000 Massachusetts Development Finance Agency, Multifamily Housing
Revenue Bonds, Salem Heights II Preservation Associates LP, Social
Series 2021A, 2.300%, 1/01/42
No Opt. Call AA+ 4,105,150
2,215 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 AA 2,036,537
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/45
12/28 at 100.00 AA 1,757,120
1,800 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020C-1, 2.450%, 12/01/45
12/29 at 100.00 AA 1,411,488

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2020D-1:
$ 1,500 2.200%, 12/01/40 6/30 at 100.00 AA $ 1,214,520
1,100 2.375%, 12/01/45 6/30 at 100.00 AA 857,131
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1:
500 2.000%, 12/01/36 6/30 at 100.00 AA 418,445
410 2.375%, 12/01/46 6/30 at 100.00 AA 315,692
325 2.450%, 12/01/51 6/30 at 100.00 AA 243,123
14,850 Total Housing/Multifamily 12,359,206
Housing/Single Family - 1.1%
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.400%, 6/01/44
12/29 at 100.00 N/R 1,146,090
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.300%, 6/01/44
6/30 at 100.00 AA+ 1,111,680
Massachusetts Housing Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021-223:
1,200 1.950%, 6/01/32 12/30 at 100.00 N/R 1,046,208
750 2.000%, 12/01/32 12/30 at 100.00 N/R 652,185
1,380 2.050%, 6/01/33 12/30 at 100.00 N/R 1,197,371
500 2.100%, 12/01/33 12/30 at 100.00 N/R 433,075
6,830 Total Housing/Single Family 5,586,609
Long-Term Care - 1.2%
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
1,910 4.125%, 10/01/42, 144A 10/22 at 105.00 BB+ 1,988,272
275 5.000%, 10/01/47, 144A 10/22 at 105.00 BB+ 290,334
560 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 A+ 582,859
525 Massachusetts Development Finance Agency, Revenue Bonds, Carleton-
Willard Village, Series 2019, 5.000%, 12/01/42
12/25 at 103.00 A- 556,668
Massachusetts Development Finance Agency, Revenue
Bonds, Loomis Communities, Series 2013A:
240 5.250%, 1/01/26 1/23 at 100.00 BBB 245,179
790 5.750%, 1/01/28 1/23 at 100.00 BBB 809,323
550 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2021, 4.000%, 1/01/51
1/27 at 103.00 N/R 523,853
400 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/39
10/24 at 104.00 BBB 424,496
1,020 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.125%, 1/01/40
1/32 at 100.00 N/R 1,034,219
6,270 Total Long-Term Care 6,455,203
Tax Obligation/General - 14.2%
1,375 Bridgewater and Raynham Regional School District, Plymouth County,
Massachusetts, General Obligation Bonds, School Project Loan Chapter
70B Series 2021, 4.000%, 2/01/28 - BAM Insured
No Opt. Call AA 1,489,482
Central Berkshire Regional School District, Dalton,
Massachusetts, General Obligation Bonds, State Qualified
Series 2019:
1,400 3.000%, 6/01/38 6/28 at 100.00 AA 1,304,940
1,440 3.000%, 6/01/39 6/28 at 100.00 AA 1,322,395
1,490 3.000%, 6/01/40 6/28 at 100.00 AA 1,359,119
Fall River, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2021:
1,655 4.000%, 12/01/32 12/29 at 100.00 Aa2 1,761,383
1,610 4.000%, 12/01/33 12/29 at 100.00 Aa2 1,696,763
2,000 Higham, Massachusetts, General Obligation Bonds, Water Series 2020,
3.000%, 2/15/38
8/28 at 100.00 AAA 1,933,340

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,740 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
7/22 at 100.00 AA $ 1,743,254
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 Aa1 3,188,430
1,190 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 Aa1 1,232,614
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 Aa1 3,300,600
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/46
11/27 at 100.00 Aa1 5,527,500
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2018A:
3,750 5.000%, 1/01/42 1/28 at 100.00 Aa1 4,167,562
2,490 5.000%, 1/01/45 1/28 at 100.00 Aa1 2,755,559
950 5.000%, 1/01/46 1/28 at 100.00 Aa1 1,049,978
11,110 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.250%, 1/01/44
1/29 at 100.00 Aa1 12,687,176
10,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019C, 5.000%, 5/01/42
5/29 at 100.00 Aa1 11,354,700
1,250 Massachusetts State, General Obligation Bonds, Refunding Series 2020D,
4.000%, 11/01/40
11/30 at 100.00 Aa1 1,316,562
1,000 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
7/22 at 100.00 Aa2 1,001,790
5,000 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2022, 4.000%,
4/15/47
4/31 at 100.00 N/R 5,106,950
2,010 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/43
9/27 at 100.00 Aa2 1,790,126
3,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 2,806,710
Quincy, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan Series 2022A:
300 4.000%, 6/01/41 6/32 at 100.00 N/R 310,989
350 4.000%, 6/01/42 6/32 at 100.00 N/R 362,005
2,615 Waltham, Massachusetts, General Obligation Bonds, School Series 2020,
3.000%, 10/15/33
10/29 at 100.00 AA+ 2,636,966
68,725 Total Tax Obligation/General 73,206,893
Tax Obligation/Limited - 19.8%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,355 5.000%, 11/15/27 11/25 at 100.00 BB 1,452,248
1,000 5.000%, 11/15/39 11/25 at 100.00 BB 1,056,430
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,160 5.000%, 12/01/31 12/26 at 100.00 BB 1,250,758
2,000 5.000%, 12/01/46 12/26 at 100.00 BB 2,124,620
1,010 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 AA 1,069,782
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/36
5/27 at 100.00 AA 548,305
1,920 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Series 2007A-1, 5.250%, 7/01/30
No Opt. Call AA 2,312,698
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 AA 2,664,625
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Bonds, Subordinated Series 2020B-1:
2,000 5.000%, 7/01/32 7/30 at 100.00 AA 2,342,760
10,000 5.000%, 7/01/45 7/28 at 100.00 AA 10,984,400
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/40
7/31 at 100.00 AA 2,642,200
5,570 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41
7/27 at 100.00 AA 6,066,176

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,125 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2003B, 5.375%, 5/01/23 - SYNCORA GTY Insured
No Opt. Call AA $ 1,164,420
500 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2022A, 4.000%, 5/01/42
5/32 at 100.00 N/R 517,865
1,310 Massachusetts College Building Authority, Revenue Bonds, Refunding
Series 2011A, 5.000%, 5/01/24
No Opt. Call Aa2 1,385,417
1,650 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 AAA 1,773,618
7,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 AA+ 7,740,040
9,960 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 AA+ 11,047,931
5,000 Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds,
Refunding Series 2005, 5.500%, 1/01/27 - NPFG Insured
No Opt. Call A1 5,641,800
2,800 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 AA+ 3,048,976
1,270 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/42
6/27 at 100.00 AA+ 1,407,655
4,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2018A, 5.250%,
6/01/43
6/28 at 100.00 AA+ 4,534,960
3,500 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2015A, 5.000%, 6/01/45
6/25 at 100.00 AA+ 3,728,725
4,805 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2017A, 5.000%, 6/01/43
12/27 at 100.00 AA+ 5,365,792
5,000 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2021A, 5.000%, 6/01/43
6/31 at 100.00 AA+ 5,825,850
1,510 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 1,537,588
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,177 4.550%, 7/01/40 7/28 at 100.00 N/R 3,218,142
4,510 0.000%, 7/01/46 7/28 at 41.38 N/R 1,372,258
4,300 4.750%, 7/01/53 7/28 at 100.00 N/R 4,326,230
2,208 5.000%, 7/01/58 7/28 at 100.00 N/R 2,250,415
1,155 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 1,156,432
96,295 Total Tax Obligation/Limited 101,559,116
Transportation - 5.8%
1,250 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 A+ 1,406,375
1,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/42, (AMT)
7/27 at 100.00 Aa2 1,598,910
1,250 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021A,
5.000%, 7/01/39
7/31 at 100.00 Aa2 1,441,150
1,200 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021B,
5.000%, 7/01/40, (AMT)
7/31 at 100.00 Aa2 1,336,920
1,780 Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%,
7/01/34
7/24 at 100.00 Aa2 1,856,985
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425 5.000%, 7/01/40 7/25 at 100.00 Aa2 1,513,820
2,000 5.000%, 7/01/45 7/25 at 100.00 Aa2 2,116,520
10,000 Massachusetts Port Authority, Revenue Bonds, Series 2019C, 5.000%,
7/01/49, (AMT)
7/29 at 100.00 Aa2 10,791,100
2,500 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/51, (AMT)
7/31 at 100.00 Aa2 2,739,775
4,675 Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL
Corporation, Series 2019A, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A1 5,029,786
27,580 Total Transportation 29,831,341

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 5.9% (4)
$ 1,045 Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%,
3/01/25, (Pre-refunded 3/01/23)
3/23 at 100.00 AAA $ 1,064,855
1,890 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 Aa2 2,001,737
5,915 Massachusetts Development Finance Agency Revenue Bonds, Children?s
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 AA 6,316,155
2,340 Massachusetts Development Finance Agency, Hospital Revenue Bonds,
Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41,
(Pre-refunded 11/15/23)
11/23 at 100.00 A 2,459,527
6,000 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 BBB 6,910,380
732 Massachusetts Development Finance Agency, Revenue Bonds, North Hill
Communities Issue, Series 2013A, 6.250%, 11/15/28, (Pre-refunded
11/15/23), 144A
11/23 at 100.00 N/R 772,106
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System, Series 2014M-4, 5.000%, 7/01/44, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- 2,591,600
1,550 Massachusetts Development Finance Agency, Revenue Bonds, Phillips
Academy , Series 2014A, 5.000%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 AAA 1,614,372
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue Bonds, Senior Series 2013A:
1,650 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 N/R 1,703,476
1,475 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 AAA 1,523,513
1,820 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Green Series 2016C, 5.000%, 8/01/40, (Pre-refunded
8/01/26)
8/26 at 100.00 AA+ 2,032,558
1,000 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Series 2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 AA+ 1,116,790
27,917 Total U.S. Guaranteed 30,107,069
Utilities - 7.3%
4,000 Boston Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Senior Series 2018A, 4.000%, 11/01/40
5/26 at 100.00 AAA 4,091,480
2,805 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 3,033,018
670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 714,166
2,700 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18
Series 2015, 5.000%, 2/01/45
2/24 at 100.00 AAA 2,802,303
Massachusetts Municipal Wholesale Electric Company,
MMWEC, Revenue Bonds, Project 2015A, Series 2021A:
1,000 4.000%, 7/01/39 1/32 at 100.00 N/R 1,036,400
1,310 4.000%, 7/01/40 1/32 at 100.00 N/R 1,355,274
1,400 4.000%, 7/01/41 1/32 at 100.00 N/R 1,446,004
4,750 4.000%, 7/01/51 1/32 at 100.00 N/R 4,827,900
60 Massachusetts Water Pollution Abatement Trust, Pooled Loan Program
Bonds, Series 2003-9, 5.000%, 8/01/22
7/22 at 100.00 AAA 60,187
Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2017B:
1,000 5.000%, 8/01/39 8/27 at 100.00 AA+ 1,110,220
1,870 5.000%, 8/01/42 8/27 at 100.00 AA+ 2,069,417
4,200 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2020B, 5.000%, 8/01/45
8/30 at 100.00 AA+ 4,822,146
4,945 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 5,314,837
2,900 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2004PP, 5.000%, 7/01/22
7/22 at 100.00 Baa2 2,965,076
1,010 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/33
4/27 at 100.00 AA 1,114,959

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 625 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2019E, 4.000%, 4/15/39
4/29 at 100.00 AA $ 655,663
35,245 Total Utilities 37,419,050
$ 515,247 Total Long-Term Investments (cost $557,696,992) 540,788,286
Borrowings - (6.7)% (5) (34,200,000)
Other Assets Less Liabilities - 1.4% 6,894,049
Net Assets - 100% $ 513,482,335
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 540,788,286 $ – $ 540,788,286
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Borrowings as a percentage of Total Investments is 6.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments May 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.8%
MUNICIPAL BONDS - 97.8%
Consumer Discretionary - 0.2%
Middlesex County Improvement Authority, New Jersey,
Senior Revenue Bonds, Heldrich Center Hotel/Conference
Center Project, Series 2005A:
$ 935 5.000%, 1/01/32 (4) 7/22 at 100.00 Caa3 $ 635,548
240 5.125%, 1/01/37 (4) 7/22 at 100.00 Caa3 148,046
1,175 Total Consumer Discretionary 783,594
Consumer Staples - 3.2%
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,435 4.000%, 6/01/37 6/28 at 100.00 A- 4,486,890
325 5.000%, 6/01/46 6/28 at 100.00 BBB+ 344,844
3,935 5.250%, 6/01/46 6/28 at 100.00 BBB+ 4,238,428
4,415 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 4,541,578
13,110 Total Consumer Staples 13,611,740
Education and Civic Organizations - 15.1%
Atlantic County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, Stockton
University Atlantic City Campus Phase II, Series 2021A:
1,000 4.000%, 7/01/47 - AGM Insured 7/31 at 100.00 AA 1,004,190
2,240 4.000%, 7/01/53 - AGM Insured 7/31 at 100.00 AA 2,243,853
1,250 Essex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT
Student Housing Project, Series 2021A, 4.000%, 8/01/60 - BAM Insured
8/31 at 100.00 AA 1,236,225
1,000 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Fossil Park & Student Center Projects, Series 2021,
4.000%, 7/01/46 - BAM Insured
7/30 at 100.00 AA 1,011,640
Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Project, County
Gauranteed Loan, Series 2019:
3,000 5.000%, 7/01/44 7/29 at 100.00 Aa1 3,364,470
4,000 4.000%, 7/01/48 7/29 at 100.00 Aa1 4,102,680
225 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 BBB- 233,491
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
2,805 4.000%, 7/15/37 7/27 at 100.00 BBB- 2,727,919
100 5.000%, 7/15/47 7/27 at 100.00 BBB- 103,161
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB 101,623
945 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A 1,007,502
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
355 3.000%, 6/01/32 12/27 at 100.00 A 348,106
195 5.000%, 6/01/32 12/27 at 100.00 A 210,231
1,145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 A 1,006,890
1,800 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA 1,826,118

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Series 2015D:
$ 2,000 5.000%, 7/01/31 7/25 at 100.00 A+ $ 2,123,040
1,055 3.750%, 7/01/33 7/25 at 100.00 A+ 1,066,816
New Jersey Educational Facilities Authority, Revenue Bonds,
Ramapo College, Refunding Series 2012B:
525 5.000%, 7/01/37 7/22 at 100.00 A 526,633
100 5.000%, 7/01/42 7/22 at 100.00 A 100,311
New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F:
360 3.750%, 7/01/37 7/27 at 100.00 BB+ 312,030
1,370 4.000%, 7/01/42 7/27 at 100.00 BB+ 1,177,296
2,265 5.000%, 7/01/47 7/27 at 100.00 BB+ 2,265,883
1,225 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/32
7/25 at 100.00 BBB+ 1,274,490
710 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
7/23 at 100.00 BBB+ 720,543
New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C:
1,870 3.000%, 7/01/41 7/26 at 100.00 BBB+ 1,570,576
2,430 3.000%, 7/01/46 7/26 at 100.00 BBB+ 1,939,990
1,085 4.000%, 7/01/46 7/26 at 100.00 BBB+ 1,048,967
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2020C, 3.250%, 7/01/49 - AGM Insured
7/30 at 100.00 AA 917,270
4,500 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 BBB+ 4,238,055
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A:
1,000 5.000%, 7/01/42 7/27 at 100.00 BBB+ 1,052,640
500 4.000%, 7/01/47 7/27 at 100.00 BBB+ 475,320
1,310 5.000%, 7/01/47 7/27 at 100.00 BBB+ 1,370,614
1,375 New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2017B, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 AA 1,491,229
200 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2019A, 2.375%, 12/01/29
6/28 at 100.00 Aa1 198,840
835 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40,
(AMT)
12/29 at 100.00 AA 771,749
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A:
2,270 3.750%, 12/01/31, (AMT) 6/28 at 100.00 Aaa 2,257,947
515 4.000%, 12/01/35, (AMT) 6/28 at 100.00 Aaa 522,699
770 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%,
12/01/51, (AMT)
12/29 at 100.00 BBB 614,321
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
1,125 3.500%, 12/01/32, (AMT) 12/25 at 100.00 Aaa 1,069,279
255 4.000%, 12/01/39, (AMT) 12/25 at 100.00 Aaa 258,279
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
785 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa 791,256
95 4.000%, 12/01/40, (AMT) 12/26 at 100.00 Aaa 96,321
1,470 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 Aa1 1,459,710
735 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 Aa1 732,464
345 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26, (AMT)
12/22 at 100.00 Aaa 348,529
500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39, (AMT)
12/22 at 100.00 Aaa 507,870

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2013-1A:
$ 370 3.625%, 12/01/25, (AMT) 12/22 at 100.00 Aaa $ 371,728
600 4.000%, 12/01/28, (AMT) 12/22 at 100.00 Aaa 603,192
295 4.000%, 12/01/31, (AMT) 12/22 at 100.00 Aaa 296,206
310 4.125%, 12/01/35, (AMT) 12/22 at 100.00 Aaa 311,231
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2014-1A-1:
510 4.250%, 12/01/32, (AMT) 12/23 at 100.00 Aaa 516,472
495 4.500%, 12/01/36, (AMT) 12/23 at 100.00 Aaa 501,267
1,135 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30, (AMT)
12/24 at 100.00 Aaa 1,152,434
1,815 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 Aaa 1,842,316
1,445 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 A2 1,284,663
3,005 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 3,152,906
64,720 Total Education and Civic Organizations 63,861,481
Financials - 0.1%
481 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28 2002 1
No Opt. Call Ba2 493,332
Health Care - 13.6%
Camden County Improvement Authority, New Jersey, Health
Care Redevelopment Revenue Bonds, Cooper Health
System Obligated Group Issue, Refunding Series 2014A:
1,720 5.000%, 2/15/25 2/24 at 100.00 BBB+ 1,790,056
800 5.000%, 2/15/28 2/24 at 100.00 BBB+ 825,352
2,000 5.000%, 2/15/33 2/24 at 100.00 BBB+ 2,047,340
800 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 BBB+ 810,840
New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series
2021:
1,800 2.375%, 7/01/46 7/31 at 100.00 AA- 1,300,644
1,000 3.000%, 7/01/51 7/31 at 100.00 AA- 815,290
195 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
7/22 at 100.00 AA- 195,644
New Jersey Health Care Facilities Financing Authority, New
Jersey, Revenue Bonds, Saint Peters University Hospital,
Refunding Series 2011:
670 6.000%, 7/01/26 7/22 at 100.00 BB+ 671,373
700 6.250%, 7/01/35 7/22 at 100.00 BB+ 701,589
1,515 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%,
7/01/37
7/22 at 100.00 BB+ 1,517,439
2,080 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA- 2,094,560
2,130 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 2,206,211
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
3,230 5.000%, 7/01/28 7/27 at 100.00 AA- 3,570,539
2,040 5.000%, 7/01/57 7/27 at 100.00 AA- 2,146,590
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
1,000 4.000%, 7/01/45 7/24 at 100.00 A+ 975,680

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 4,480 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%,
7/01/41
7/26 at 100.00 AA- $ 4,525,069
4,970 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 AA- 5,274,015
570 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A,
5.000%, 7/01/32
7/23 at 100.00 AA- 587,214
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
465 5.000%, 7/01/32 7/26 at 100.00 AA 502,098
575 5.000%, 7/01/33 7/26 at 100.00 AA 619,907
600 5.000%, 7/01/34 7/26 at 100.00 AA 645,912
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Robert Wood Johnson University Hospital
Issue, Series 2014A:
2,060 5.000%, 7/01/39 7/24 at 100.00 AA- 2,136,179
630 5.000%, 7/01/43 7/24 at 100.00 AA- 652,749
2,955 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 3,126,597
3,100 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 N/R 3,124,862
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
2,710 3.000%, 7/01/32 7/26 at 100.00 BBB- 2,564,256
360 4.000%, 7/01/34 7/26 at 100.00 BBB- 361,562
3,085 5.000%, 7/01/41 7/26 at 100.00 BBB- 3,195,135
1,685 4.000%, 7/01/48 7/26 at 100.00 BBB- 1,643,397
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
1,500 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA 1,508,760
1,400 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA 1,443,750
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
1,695 4.000%, 7/01/44 7/29 at 100.00 A+ 1,690,763
2,695 3.000%, 7/01/49 7/29 at 100.00 A+ 2,130,478
57,215 Total Health Care 57,401,850
Housing/Multifamily - 6.6%
600 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B 601,188
2,440 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 BB- 2,332,445
1,493 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39
No Opt. Call N/R 1,249,544
2,355 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Riverside Village Family Apartments Phase 1 Project,
Series 2019F, 1.350%, 12/01/22
No Opt. Call Aaa 2,353,328
New Jersey Housing and Mortgage Finance Agency,
Multifamily Housing Revenue Bonds, Series 2013-2:
1,770 4.350%, 11/01/33, (AMT) 11/22 at 100.00 AA 1,777,027
1,015 4.600%, 11/01/38, (AMT) 11/22 at 100.00 AA 1,019,354
1,010 4.750%, 11/01/46, (AMT) 11/22 at 100.00 AA 1,014,091
1,560 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA- 1,570,499

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,135 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016A, 3.750%, 11/01/45
11/25 at 100.00 AA- $ 1,136,963
2,135 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 AA- 2,140,359
875 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D, 3.900%, 11/01/32, (AMT)
5/26 at 100.00 AA- 893,716
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2018A:
1,935 3.600%, 11/01/33 11/27 at 100.00 AA- 1,951,680
1,865 3.875%, 11/01/38 11/27 at 100.00 AA- 1,897,973
1,045 3.950%, 11/01/43 11/27 at 100.00 AA- 1,060,706
650 4.000%, 11/01/48 11/27 at 100.00 AA- 638,957
500 4.100%, 11/01/53 11/27 at 100.00 AA- 495,030
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2019A:
1,750 2.900%, 11/01/39 11/28 at 100.00 AA- 1,658,212
530 3.000%, 11/01/44 11/28 at 100.00 AA- 490,860
870 3.050%, 11/01/49 11/28 at 100.00 AA- 791,543
465 3.150%, 5/01/53 11/28 at 100.00 AA- 423,982
600 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A, 2.450%, 11/01/45
11/29 at 100.00 AA- 447,792
2,445 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021A, 2.450%, 11/01/41
11/30 at 100.00 N/R 1,997,174
29,043 Total Housing/Multifamily 27,942,423
Housing/Single Family - 3.9%
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A:
1,785 3.600%, 4/01/33 10/27 at 100.00 AA 1,804,617
1,170 3.750%, 10/01/35 10/27 at 100.00 AA 1,181,372
2,210 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 AA 2,249,294
2,710 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49
4/28 at 100.00 AA 2,701,789
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E:
1,650 2.250%, 10/01/40 4/29 at 100.00 AA 1,431,969
1,700 3.500%, 4/01/51 4/29 at 102.44 AA 1,717,119
7,255 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2021H, 2.300%, 10/01/46
4/30 at 100.00 AA 5,507,343
18,480 Total Housing/Single Family 16,593,503
Long-Term Care - 1.1%
530 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R 508,185
1,215 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2013, 5.000%, 7/01/34
7/23 at 100.00 BB+ 1,221,537
New Jersey Economic Development Authority, Revenue
Bonds, United Methodist Homes of New Jersey Obligated
Group Issue, Refunding Series 2014A:
245 3.750%, 7/01/24 No Opt. Call BB+ 245,017
405 5.000%, 7/01/29 7/24 at 100.00 BB+ 412,505
2,170 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R 1,837,795
500 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R 415,860
5,065 Total Long-Term Care 4,640,899

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 11.2%
$ 735 Cumberland County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Vineland Public Safety Building
Project, Series 2017, 3.250%, 12/15/37
12/27 at 100.00 AA $ 721,961
1,470 Cumberland County, New Jersey, General Obligation Bonds, Series 2021,
2.000%, 5/15/29
5/28 at 100.00 AA- 1,357,663
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
840 5.250%, 12/15/22 - AMBAC Insured No Opt. Call Aaa 857,816
15 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA 13,115
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
1,000 2.000%, 2/01/28 - BAM Insured No Opt. Call AA 932,370
1,500 2.250%, 2/01/29 - BAM Insured No Opt. Call AA 1,396,875
180 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 AA 176,094
1,090 Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018, 3.375%, 3/01/34 - BAM Insured
3/28 at 100.00 AA 1,100,824
Hudson County Improvement Authority, New Jersey,
County Guaranteed Governmental Loan Revenue Bonds,
Guttenberg General Obligation Bond Project, Series 2018:
125 3.250%, 8/01/34 8/25 at 100.00 AA 124,439
340 5.000%, 8/01/42 8/25 at 100.00 AA 361,226
Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016:
6,490 5.000%, 5/01/46, (UB) (5) 5/26 at 100.00 AA 6,958,124
1,000 5.250%, 5/01/51 5/26 at 100.00 AA 1,078,870
1,675 Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2021A, 3.000%, 3/01/35
3/31 at 100.00 AAA 1,630,395
Montclair Township, Essex County, New Jersey, General
Obligation Bonds, Refunding Parking Utility Series 2014A:
330 3.750%, 1/01/33 1/24 at 100.00 AAA 333,033
220 5.000%, 1/01/37 1/24 at 100.00 AAA 228,672
610 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%,
9/01/30
9/22 at 100.00 A+ 613,587
New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding
Series 2016A:
1,900 5.000%, 9/01/32 - BAM Insured 9/26 at 100.00 AA 2,063,286
1,340 5.000%, 9/01/39 - BAM Insured 9/26 at 100.00 AA 1,446,155
1,000 New Brunswick, New Jersey, General Obligation Bonds, Cultural Center
Project, Series 2017, 4.000%, 9/15/44 - AGM Insured
9/27 at 100.00 AA 1,012,940
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
1,775 3.000%, 6/01/32 No Opt. Call A3 1,755,511
1,550 4.000%, 6/01/32 No Opt. Call A3 1,669,303
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
600 4.000%, 7/15/35 - BAM Insured 7/31 at 100.00 AA 615,504
600 4.000%, 7/15/36 - BAM Insured 7/31 at 100.00 AA 612,366
1,500 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA 1,322,655
2,625 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A, 1.000%, 12/01/34
12/27 at 100.00 Aa1 1,945,230
2,072 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/33
7/31 at 103.00 N/R 2,031,907
1,145 Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer
Utility Series 2019, 2.000%, 10/01/31
10/26 at 100.00 AA- 1,019,130
2,460 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.375%, 8/15/46
8/29 at 100.00 N/R 1,775,849

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 625 South Orange Village Township, New Jersey, General Obligation Bonds,
Refunding Series 2020, 4.000%, 1/15/24
No Opt. Call AA- $ 646,088
3,820 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
7/22 at 100.00 AA+ 3,828,289
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
7/22 at 100.00 Aaa 2,519,728
4,000 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/27
9/25 at 100.00 Aaa 4,064,920
1,280 Verona Township Board of Education, Essex County, New Jersey, General
Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39
3/27 at 100.00 AA- 1,021,222
48,427 Total Tax Obligation/General 47,235,147
Tax Obligation/Limited - 17.1%
650 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call Aaa 730,698
3,655 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37
12/28 at 100.00 Aa1 3,590,307
1,795 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call AA 2,058,847
2,985 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/39
11/29 at 100.00 Baa1 3,001,985
2,420 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 2,384,184
2,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call Baa1 2,144,840
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
4,110 5.250%, 6/15/40 6/25 at 100.00 Baa1 4,297,005
1,460 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/33
12/30 at 100.00 Baa1 1,620,512
1,625 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/26
6/24 at 100.00 Baa1 1,695,265
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
255 5.000%, 6/15/29 6/26 at 100.00 A+ 275,296
175 5.000%, 6/15/30 6/26 at 100.00 A+ 188,053
2,870 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31
6/26 at 100.00 A+ 3,078,075
695 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 N/R 688,543
14,360 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call Baa1 10,878,274
1,930 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006A, 5.500%, 12/15/22
No Opt. Call Baa1 1,970,472
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
6,925 0.000%, 12/15/32 - AGM Insured No Opt. Call AA 4,876,654
4,765 0.000%, 12/15/33 - AGM Insured No Opt. Call AA 3,215,946
1,045 0.000%, 12/15/34 - AGM Insured No Opt. Call AA 675,384
1,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call Baa1 1,641,000
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2013AA:
135 5.000%, 6/15/36 6/23 at 100.00 Baa1 137,151
1,270 5.000%, 6/15/44 6/23 at 100.00 Baa1 1,285,862
575 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 Baa1 593,503

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,035 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 Baa1 $ 1,040,982
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
2,845 3.500%, 6/15/46 12/28 at 100.00 Baa1 2,470,484
1,000 4.000%, 6/15/50 12/28 at 100.00 Baa1 981,560
1,550 5.000%, 6/15/50 12/28 at 100.00 Baa1 1,649,340
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
1,000 5.000%, 6/15/45 12/30 at 100.00 Baa1 1,081,780
1,040 4.000%, 6/15/50 12/30 at 100.00 Baa1 1,020,822
3,475 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/34
6/31 at 100.00 Baa1 3,544,292
1,140 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding
Series 2015, 3.750%, 5/01/36
5/25 at 100.00 AA 1,153,258
1,725 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
7/22 at 100.00 Aa1 1,725,259
1,690 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call Aaa 1,733,450
257 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 N/R 261,937
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 1,001,240
3,000 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Refunding Series
2013A, 5.000%, 3/01/34, (UB) (5)
No Opt. Call AA+ 3,487,830
78,007 Total Tax Obligation/Limited 72,180,090
Transportation - 12.4%
1,100 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2012A, 5.000%, 1/01/42
1/23 at 100.00 A1 1,120,471
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
360 5.000%, 1/01/34 1/24 at 100.00 A1 375,678
1,520 4.125%, 1/01/39 1/24 at 100.00 A1 1,539,152
2,000 5.000%, 1/01/44 1/24 at 100.00 A1 2,076,320
1,100 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 A1 1,134,210
1,635 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015,
4.000%, 7/01/35 - BAM Insured
7/25 at 100.00 AA 1,687,941
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
1,000 5.000%, 7/01/42 7/27 at 100.00 A1 1,092,160
3,865 5.000%, 7/01/47 7/27 at 100.00 A1 4,197,351
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2019A:
1,085 5.000%, 7/01/30 7/29 at 100.00 A1 1,256,571
1,270 5.000%, 7/01/31 7/29 at 100.00 A1 1,454,684
1,000 3.000%, 7/01/49 7/29 at 100.00 A1 874,080
1,760 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 A+ 1,797,189
Delaware River Port Authority, Pennsylvania and New Jersey,
Revenue Refunding Bonds, Port District Project, Series
2012:
1,000 5.000%, 1/01/24 1/23 at 100.00 A 1,019,200
1,095 5.000%, 1/01/26 1/23 at 100.00 A 1,114,207
1,070 5.000%, 1/01/27 1/23 at 100.00 A 1,088,072

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
$ 1,260 5.000%, 7/01/23, (AMT) No Opt. Call A2 $ 1,292,394
1,705 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA 1,751,598
1,445 5.625%, 1/01/52, (AMT) 1/24 at 100.00 BBB+ 1,479,449
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
215 5.125%, 9/15/23, (AMT) 8/22 at 101.00 Ba3 217,754
2,025 5.250%, 9/15/29, (AMT) 8/22 at 101.00 Ba3 2,039,459
380 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 Ba3 386,992
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
3,085 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa3 3,271,118
2,810 5.000%, 10/01/47, (AMT) 10/27 at 100.00 Baa3 2,946,285
1,315 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call AA 1,546,677
1,810 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 Aa3 1,881,423
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Series 2022, 3.000%, 12/01/31
No Opt. Call N/R 4,865,950
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twelfth Series 2019:
2,000 4.000%, 9/01/38 9/29 at 100.00 Aa3 2,077,340
3,020 4.000%, 9/01/39 9/29 at 100.00 Aa3 3,131,800
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series
2019A:
1,770 5.000%, 11/01/31 - AGM Insured 11/29 at 100.00 AA 1,983,869
1,000 5.000%, 11/01/33 - AGM Insured 11/29 at 100.00 AA 1,116,280
520 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+ 557,788
50,220 Total Transportation 52,373,462
U.S. Guaranteed - 5.0% (6)
1,945 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 AA 2,076,696
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
5 5.250%, 12/15/22 - AMBAC Insured, (ETM) No Opt. Call Aaa 5,105
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
250 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R 273,425
New Jersey Economic Development Authority, School
Facilities Construction Financing Program Bonds,
Refunding Series 2013NN:
2,055 5.000%, 3/01/30, (Pre-refunded 3/01/23) 3/23 at 100.00 Baa1 2,108,307
1,225 5.000%, 3/01/31, (Pre-refunded 3/01/23) 3/23 at 100.00 Baa1 1,256,776
New Jersey Economic Development Authority, Water
Facilities Revenue Bonds, Middlesex Water Company,
Series 2012C:
2,175 4.250%, 10/01/47, (Pre-refunded 10/01/22), (AMT) 10/22 at 100.00 A+ 2,195,206
New Jersey Education Facilities Authority Revenue Bonds,
The College of New Jersey Issue, Series 2013A:
770 5.000%, 7/01/38, (Pre-refunded 7/01/23) 7/23 at 100.00 A 797,704
1,015 5.000%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A 1,051,520

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
$ 655 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A+ $ 695,014
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Kennedy Health System Obligated Group
Issue, Refunding Series 2012:
220 3.750%, 7/01/27, (ETM) No Opt. Call N/R 229,449
1,125 5.000%, 7/01/31, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 1,128,454
1,095 5.000%, 7/01/42, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 1,098,361
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Palisades Medical Center Obligated
Group Issue, Refunding Series 2013:
665 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 690,702
145 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 150,287
360 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 374,875
80 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 83,130
480 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%,
8/15/37, (Pre-refunded 8/15/23)
8/23 at 100.00 A- 493,061
435 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2012A, 5.000%, 7/01/42, (Pre-refunded 7/01/22)
7/22 at 100.00 N/R 436,353
1,500 New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%,
1/01/28, (Pre-refunded 1/01/23)
1/23 at 100.00 A+ 1,531,440
2,465 New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%,
1/01/43, (Pre-refunded 7/01/22)
7/22 at 100.00 N/R 2,472,764
1,415 Rutgers State University, New Jersey, Revenue Bonds, Refunding Series
2013L, 5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 100.00 Aa3 1,459,516
300 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call BBB 307,287
20,380 Total U.S. Guaranteed 20,915,432
Utilities - 8.3%
New Jersey Economic Development Authority, Energy
Facilities Revenue Bonds, UMM Energy Partners, LLC
Project, Series 2012A:
500 5.000%, 6/15/37, (AMT) 7/22 at 100.00 Baa2 500,640
1,000 5.125%, 6/15/43, (AMT) 7/22 at 100.00 Baa2 1,001,210
1,975 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1 1,711,890
New Jersey Economic Development Authority, Water
Facilities Revenue Bonds, Middlesex Water Company,
Series 2012C:
1,045 5.000%, 10/01/23 No Opt. Call A+ 1,088,911
4,195 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 A+ 4,232,084
5,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 4,665,500
3,150 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/01/23)
No Opt. Call A+ 3,116,075
New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2021A-1:
3,520 3.000%, 9/01/31 9/30 at 100.00 AAA 3,544,781
4,935 3.000%, 9/01/32 9/30 at 100.00 AAA 4,918,961
5,085 3.000%, 9/01/33 9/30 at 100.00 AAA 5,004,250
695 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call AA 832,283

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 5,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call A $ 4,579,900
36,100 Total Utilities 35,196,485
$ 422,422 Total Long-Term Investments (cost $423,574,023) 413,229,438
Floating Rate Obligations - 1.8%   7,590,000
Other Assets Less Liabilities - 0.4% (7) 1,867,189
Net Assets - 100% $ 422,686,627
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Long Bond (24) 9/22 $ (3,378,202) $ (3,346,500) $ 31,702
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 413,229,438 $ – $ 413,229,438
Investments in Derivatives:
Futures Contracts* 31,702 – – 31,702
Total
$ 31,702 $ 413,229,438 $ – $ 413,261,140
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(7) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the as presented on the Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen New York Municipal Bond Fund
Portfolio of Investments May 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.0%
MUNICIPAL BONDS - 99.0%
Consumer Staples - 3.0%
$ 15,110 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
7/22 at 100.00 B- $ 15,114,231
76,105 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
7/22 at 17.34 N/R 5,845,625
1,310 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call BBB 1,359,898
6,885 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.750%, 6/01/43
No Opt. Call BB+ 7,755,677
1,565 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 1,585,955
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 1,381,400
3,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 3,045,930
113,975 Total Consumer Staples 36,088,716
Education and Civic Organizations - 12.7%
2,095 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
7/22 at 100.00 CCC 2,096,006
Build New York City Resource Corporation, New York,
Revenue Bonds, Bronx Charter School for Excellence,
Series 2013A:
1,630 5.000%, 4/01/33 4/23 at 100.00 BBB- 1,648,077
1,250 5.500%, 4/01/43 4/23 at 100.00 BBB- 1,265,787
Build New York City Resource Corporation, New York,
Revenue Bonds, Children?s Aid Society Project, Series
2015. BUILD NYC CHILDRENS AID SOCIETY:
2,500 5.000%, 7/01/40 7/25 at 100.00 A+ 2,633,900
2,500 5.000%, 7/01/45 7/25 at 100.00 A+ 2,630,575
Build New York City Resource Corporation, New York,
Revenue Bonds, City University of New York - Queens
College, Q Student Residences, LLC Project, Refunding
Series 2014A:
1,000 5.000%, 6/01/38 6/24 at 100.00 Aa2 1,037,940
4,050 5.000%, 6/01/43 6/24 at 100.00 Aa2 4,195,679
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
2,240 5.000%, 11/01/39 11/24 at 100.00 BB 2,283,725
2,200 5.500%, 11/01/44 11/24 at 100.00 BB 2,259,312
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
1,050 5.000%, 4/15/33 4/23 at 100.00 BB+ 1,060,532
1,875 5.000%, 4/15/43 4/23 at 100.00 BB+ 1,887,412
2,395 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R 2,073,998
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
500 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R 513,050
2,620 5.000%, 6/01/56, 144A 6/29 at 100.00 N/R 2,644,785
595 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 A- 621,751

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Dormitory Authority of the State of New York, Housing
Revenue Bonds, Fashion Institute of Technology, Series
2007:
$ 1,670 5.250%, 7/01/29 - FGIC Insured No Opt. Call Baa2 $ 1,778,617
735 5.250%, 7/01/34 - FGIC Insured No Opt. Call Baa2 783,223
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Touro College and University System,
Series 2014A:
2,930 5.500%, 1/01/39 7/24 at 100.00 BBB- 3,012,069
3,065 5.500%, 1/01/44 7/24 at 100.00 BBB- 3,142,238
1,600 Dormitory Authority of the State of New York, Revenue Bonds, Barnard
College, Refunding Series 2015A, 5.000%, 7/01/43
7/25 at 100.00 A2 1,670,368
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/50
7/29 at 100.00 A 8,907,750
2,760 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 A- 2,869,958
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
4,270 5.000%, 7/01/45 7/25 at 100.00 N/R 4,408,092
3,760 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2016A, 5.000%, 7/01/46
1/27 at 100.00 A3 3,936,532
2,605 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 N/R 2,534,795
1,055 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured
No Opt. Call Aa2 1,333,668
3,450 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 Aa2 3,705,680
1,215 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 4.000%, 7/01/43
7/26 at 100.00 Aa2 1,236,906
1,500 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 Aa2 1,659,795
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2019A:
1,700 5.000%, 7/01/42 7/29 at 100.00 Aa2 1,920,184
10,000 4.000%, 7/01/45 7/29 at 100.00 N/R 10,207,100
1,355 Dormitory Authority of the State of New York, Revenue Bonds, Rochester
Institute of Technology, Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 A1 1,488,739
8,665 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2019C, 4.000%, 7/01/49
7/29 at 100.00 Aa1 8,891,590
4,250 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 Aa1 4,775,725
100 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Joseph?s College, Series 2021, 5.000%, 7/01/51
7/30 at 100.00 BBB- 106,389
3,450 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 3,581,928
9,175 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 N/R 10,148,926
7,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.010%, 1/01/45
No Opt. Call N/R 2,178,750
3,040 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (4)
1/34 at 100.00 N/R 2,834,770
760 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 BBB 785,247
8,410 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/40 - AGM Insured
1/31 at 100.00 AA 7,442,766
2,620 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 N/R 2,610,254

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 6,500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69
3/29 at 100.00 Aa2 $ 6,198,790
3,740 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69
3/29 at 100.00 A2 3,479,060
2,810 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa2 2,629,654
750 Oneida County Local Development Corporation, New York, Revenue
Bonds, Utica College Project, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 BBB- 704,910
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/43
12/29 at 100.00 AA- 11,197,700
Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-
Charter School of Educational Excellence Project, Series
2019A:
200 4.000%, 10/15/29 No Opt. Call N/R 198,104
205 5.000%, 10/15/39 10/29 at 100.00 N/R 210,838
153,345 Total Education and Civic Organizations 151,423,644
Financials - 0.9%
5,710 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 6,748,706
3,475 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 4,248,500
9,185 Total Financials 10,997,206
Health Care - 8.2%
18,290 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52
5/32 at 100.00 N/R 18,367,550
21,335 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 4.000%, 9/01/50
3/30 at 100.00 BBB- 19,665,323
2,300 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 A- 2,397,888
29,985 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53
7/30 at 100.00 A 30,176,304
1,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015, 5.000%,
12/01/29, 144A
6/25 at 100.00 BBB- 1,049,390
200 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/36, 144A
6/27 at 100.00 BBB- 212,342
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
11,800 4.000%, 7/01/41 7/26 at 100.00 A- 11,797,640
1,325 5.000%, 7/01/46 7/26 at 100.00 A- 1,380,425
5,375 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 N/R 5,799,517
1,395 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
12/22 at 100.00 BBB+ 1,401,319
2,600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/38
12/30 at 100.00 BBB+ 2,599,090
375 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series
2015, 5.000%, 7/01/34
7/25 at 100.00 A 390,799
2,000 New York City Health and Hospitals Corporation, New York, Health System
Revenue Bonds, Series 2020A, 4.000%, 2/15/45
2/31 at 100.00 Aa3 2,033,060

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 Baa2 $ 1,025,770
98,980 Total Health Care 98,296,417
Housing/Multifamily - 0.1%
1,380 New York State Housing Finance Agency, Multifamily Housing Revenue
Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%,
2/15/39, (AMT)
7/22 at 100.00 Aa1 1,381,794
Industrials - 2.3%
19,020 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 19,102,166
7,550 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R 7,680,087
80 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 N/R 71,518
26,650 Total Industrials 26,853,771
Long-Term Care - 0.2%
650 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
7/22 at 100.00 A2 654,856
550 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 518,050
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Special Needs Facilities
Pooled Program, Series 2008A-1:
230 5.800%, 7/01/23 7/22 at 100.00 N/R 222,385
395 6.100%, 7/01/28 7/22 at 100.00 N/R 336,003
210 6.200%, 7/01/33 7/22 at 100.00 N/R 163,161
2,035 Total Long-Term Care 1,894,455
Materials - 0.2%
Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc.
Project, Series 2014:
655 4.500%, 1/01/25, (AMT), 144A No Opt. Call N/R 670,216
2,145 5.000%, 1/01/35, (AMT), 144A 1/25 at 100.00 N/R 2,210,830
2,800 Total Materials 2,881,046
Tax Obligation/General - 6.4%
3,325 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/37 - AGM Insured
4/30 at 100.00 AA 3,749,303
1,955 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2019A, 5.000%, 4/01/37 - AGM Insured
4/29 at 100.00 AA 2,182,269
2,070 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/44 - AGM Insured
4/31 at 100.00 N/R 2,098,090
Nassau County, New York, General Obligation Bonds,
General Improvment Series 2016C:
2,000 5.000%, 4/01/39 - BAM Insured 4/26 at 100.00 AA 2,167,940
1,000 5.000%, 4/01/40 - BAM Insured 4/26 at 100.00 AA 1,082,450
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
35 5.000%, 3/01/37 3/23 at 100.00 AA 35,821
2,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
D-1, 5.000%, 8/01/30
8/23 at 100.00 AA 2,071,620
2,500 New York City, New York, General Obligation Bonds, Fiscal 2015 Series A,
5.000%, 8/01/32
8/24 at 100.00 AA 2,639,625

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,650 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA $ 1,791,504
New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1:
1,620 5.000%, 3/01/39 3/28 at 100.00 AA 1,784,559
11,000 5.000%, 3/01/40 3/28 at 100.00 AA 12,103,740
14,420 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
F-1, 5.000%, 4/01/40
4/28 at 100.00 AA 15,886,226
5,000 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
B-1, 4.000%, 10/01/40
10/29 at 100.00 AA 5,179,650
New York City, New York, General Obligation Bonds, Fiscal
2021 Series C:
8,800 4.000%, 8/01/37 8/30 at 100.00 AA 9,174,704
6,400 5.000%, 8/01/43 8/30 at 100.00 AA 7,157,696
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2,770 4.000%, 7/01/41 7/31 at 103.00 N/R 2,631,278
5,633 4.000%, 7/01/46 7/31 at 103.00 N/R 5,270,066
72,178 Total Tax Obligation/General 77,006,541
Tax Obligation/Limited - 24.7%
8,300 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2019A, 5.000%, 11/01/49
11/29 at 100.00 Aaa 9,497,773
2,945 Dormitory Authority of the State of New York, Master BOCES Program,
Revenue Bonds, Onondaga, Cortland and Madison Issue, Series 2020,
4.000%, 8/15/41
8/28 at 100.00 Aa3 3,017,859
Dormitory Authority of the State of New York, Residential
Insitutions for Children Revenue Bonds, Series 2008-A1:
1,585 5.000%, 6/01/33 7/22 at 100.00 Aa1 1,590,024
1,985 5.000%, 6/01/38 7/22 at 100.00 Aa1 1,991,293
20 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009C, 5.125%, 10/01/36 - AGC
Insured
7/22 at 100.00 AA 20,065
3,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/44
3/24 at 100.00 AA+ 3,131,760
6,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31
3/25 at 100.00 AA+ 6,440,100
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2015B Group B:
2,830 5.000%, 2/15/32 2/25 at 100.00 AA+ 3,029,147
1,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%,
2/15/38
2/25 at 100.00 AA+ 1,063,600
7,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2017A, 5.000%, 2/15/37
2/27 at 100.00 AA+ 7,587,790
3,850 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
5.000%, 3/15/40
3/29 at 100.00 AA+ 4,296,754
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series
2019D:
8,865 4.000%, 2/15/38 2/30 at 100.00 AA+ 9,214,547
7,305 4.000%, 2/15/47 2/30 at 100.00 AA+ 7,477,836
2,825 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/35
9/25 at 100.00 AA+ 3,034,587
2,710 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A, 5.000%, 3/15/37
3/27 at 100.00 AA+ 2,984,415
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/45
3/28 at 100.00 AA+ 10,885,600
15,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 AA+ 15,243,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 9,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 4, 5.000%, 3/15/45
9/28 at 100.00 AA+ $ 9,859,140
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
2,000 5.000%, 11/15/28 11/25 at 100.00 BB 2,136,580
2,000 5.000%, 11/15/32 11/25 at 100.00 BB 2,122,580
2,170 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/37
2/32 at 100.00 N/R 2,264,352
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Second Indenture Fiscal 2017 Series A:
5,000 5.000%, 2/15/39 2/27 at 100.00 Aa3 5,374,400
5,710 5.000%, 2/15/42 2/27 at 100.00 Aa3 6,116,838
8,335 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017A, 5.000%, 11/15/42
5/27 at 100.00 AA 8,812,595
5,450 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017B-1, 5.000%, 11/15/47
11/27 at 100.00 AA 5,762,449
4,000 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
5/23 at 100.00 AA 4,118,080
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2018 Series Subseries
S-4A:
4,000 5.250%, 7/15/35 7/28 at 100.00 AA 4,489,200
4,200 5.250%, 7/15/36 7/28 at 100.00 AA 4,696,986
3,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/45
7/28 at 100.00 AA 3,279,570
2,780 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36
7/28 at 100.00 AA 3,080,296
5,620 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2020 Subseries S-1B, 4.000%, 7/15/42
7/29 at 100.00 N/R 5,796,018
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2021 Subseries S-1:
8,465 4.000%, 7/15/41 7/30 at 100.00 N/R 8,772,956
5,715 3.000%, 7/15/47 7/30 at 100.00 N/R 4,868,723
8,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 AA 8,943,360
3,950 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 AAA 4,036,821
2,480 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36
5/24 at 100.00 AAA 2,592,691
5,715 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 AAA 5,950,172
10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41
2/25 at 100.00 AAA 10,528,100
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36
8/26 at 100.00 AAA 5,425,600
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2019 Series
A-1:
1,375 5.000%, 8/01/38 8/28 at 100.00 AAA 1,520,269
10,000 5.000%, 8/01/40 8/28 at 100.00 AAA 11,028,300
4,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries D-1, 4.000%,
11/01/45
11/30 at 100.00 N/R 4,131,360
1,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%, 2/01/38
2/31 at 100.00 N/R 1,048,270
4,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1, 3.000%, 3/15/50
3/31 at 100.00 AA+ 3,488,080
5,380 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 N/R 5,495,024
3,700 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/35
9/30 at 100.00 AA+ 4,213,708

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 1,044 0.000%, 7/01/33 7/28 at 86.06 N/R $ 638,907
25,103 5.000%, 7/01/58 7/28 at 100.00 N/R 25,585,229
2,000 Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds,
H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33
11/23 at 100.00 BBB 2,073,920
Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
5,750 5.000%, 1/01/29, (AMT) 1/26 at 100.00 Caa1 5,102,320
1,930 5.000%, 1/01/32, (AMT) 1/26 at 100.00 Caa1 1,614,908
1,250 5.000%, 1/01/34, (AMT) 1/26 at 100.00 Caa1 1,009,513
5,430 5.000%, 1/01/36, (AMT) 1/26 at 100.00 Caa1 4,270,695
7,055 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 4.000%, 5/15/46
11/31 at 100.00 N/R 7,278,855
2,340 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 4.000%, 5/15/51
11/31 at 100.00 N/R 2,404,210
2,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 N/R 2,057,300
2,255 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 N/R 2,340,464
283,922 Total Tax Obligation/Limited 294,835,589
Transportation - 24.6%
1,500 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/47
1/27 at 100.00 A+ 1,646,715
9,250 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 4.000%, 11/15/45
5/30 at 100.00 A3 9,132,155
3,600 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 4.750%, 11/15/45
5/30 at 100.00 A3 3,701,988
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2012H:
960 5.000%, 11/15/31 11/22 at 100.00 A3 973,373
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30
11/25 at 100.00 A3 7,942,650
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2017D:
6,655 4.000%, 11/15/42 5/28 at 100.00 A3 6,601,094
4,000 4.000%, 11/15/46 5/28 at 100.00 A3 3,901,840
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013D, 5.000%, 11/15/38
11/23 at 100.00 A3 2,579,175
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/32
11/23 at 100.00 A3 2,586,025
1,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 A3 1,875,366
8,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/30
11/25 at 100.00 A3 9,017,418
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2016C-1:
2,500 5.000%, 11/15/34 11/26 at 100.00 A3 2,642,650
2,700 5.000%, 11/15/56 11/26 at 100.00 A3 2,784,483
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
2,800 5.750%, 10/01/37 (5) 7/22 at 100.00 N/R 2,240,000
2,000 5.875%, 10/01/46 (5) 7/22 at 100.00 N/R 1,600,000
9,500 New York City, Industrial Development Agency, Senior Airport Facilities
Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A,
5.000%, 7/01/28, (AMT)
7/22 at 100.00 BBB+ 9,514,630

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
$ 1,755 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 N/R $ 1,541,540
2,695 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 N/R 2,761,162
New York State Thruway Authority, General Revenue Bonds,
Series 2020N:
5,000 4.000%, 1/01/44 1/30 at 100.00 A1 5,132,550
3,000 4.000%, 1/01/45 1/30 at 100.00 N/R 3,073,950
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A:
2,225 5.000%, 1/01/36 1/26 at 100.00 A2 2,389,539
8,515 5.000%, 1/01/46 1/26 at 100.00 A2 9,037,225
7,625 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
4/30/53, (AMT)
10/31 at 100.00 BBB- 7,067,460
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
500 4.000%, 7/01/31, (AMT) 7/24 at 100.00 BBB 501,895
7,000 4.000%, 7/01/41, (AMT) 7/24 at 100.00 BBB 6,825,140
13,685 5.250%, 1/01/50, (AMT) 7/24 at 100.00 BBB 14,264,149
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
10,435 5.000%, 8/01/26, (AMT) 6/22 at 100.00 B 10,435,730
12,610 5.000%, 8/01/31, (AMT) 6/22 at 100.00 B 12,610,883
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B 1,897,391
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020A:
215 4.000%, 12/01/38, (AMT) 12/30 at 100.00 Baa1 211,102
120 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1 117,364
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
950 5.000%, 12/01/34 12/30 at 100.00 N/R 1,029,144
1,745 5.000%, 12/01/37 12/30 at 100.00 Baa1 1,880,360
2,000 5.000%, 12/01/38 12/30 at 100.00 Baa1 2,152,880
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2022:
6,370 5.000%, 12/01/40, (AMT) 12/32 at 100.00 N/R 6,849,088
5,640 5.000%, 12/01/41, (AMT) 12/32 at 100.00 N/R 6,053,919
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
1,300 5.000%, 1/01/27, (AMT) No Opt. Call Baa3 1,361,646
10,200 5.000%, 1/01/28, (AMT) No Opt. Call Baa3 10,732,644
10,035 5.000%, 1/01/31, (AMT) 1/28 at 100.00 Baa3 10,458,577
Niagara Frontier Transportation Authority, New York, Airport
Revenue Bonds, Buffalo International Airport, Series
2014A:
2,000 5.000%, 4/01/25, (AMT) 4/24 at 100.00 A3 2,077,820
3,775 5.000%, 4/01/26, (AMT) 4/24 at 100.00 A3 3,922,187
3,330 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39
9/24 at 100.00 Aa3 3,523,739

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
$ 2,520 5.000%, 5/01/40 5/25 at 100.00 Aa3 $ 2,662,330
480 5.000%, 5/01/45 5/25 at 100.00 Aa3 505,464
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Sixth Series 2014, 5.000%, 10/15/44, (AMT)
10/24 at 100.00 N/R 5,163,150
3,675 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fifth Series 2016, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 Aa3 3,878,080
10,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 Aa3 10,573,500
1,225 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 5.000%, 11/01/39, (AMT)
11/29 at 100.00 Aa3 1,316,030
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018:
4,225 4.000%, 9/01/43 9/28 at 100.00 Aa3 4,366,157
10,230 5.000%, 9/01/48 9/28 at 100.00 Aa3 11,383,637
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Series 2017, 5.250%, 10/15/57
4/27 at 100.00 Aa3 5,542,600
4,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 Aa3 4,775,136
2,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Six Series 2021, 5.000%, 10/15/39, (AMT)
10/31 at 100.00 N/R 2,774,425
8,385 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Third Series 2021, 5.000%, 7/15/56, (AMT)
7/31 at 100.00 Aa3 9,008,928
1,365 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B,
5.000%, 11/15/38
5/27 at 100.00 AA- 1,492,191
3,905 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%,
11/15/39
5/24 at 100.00 AA- 4,088,066
19,500 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%,
11/15/42
11/27 at 100.00 AA- 21,305,700
8,825 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 4.000%, 11/15/54
11/30 at 100.00 AA- 8,940,696
284,320 Total Transportation 294,424,736
U.S. Guaranteed - 3.2% (6)
1,500 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Refunding Series 2013A, 5.000%,
7/01/27, (Pre-refunded 7/01/23)
7/23 at 100.00 Aa3 1,555,290
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
320 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R 347,782
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Pratt
Institute, Series 2015A, 5.000%, 7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 5,298,050
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2015B Group B:
5 5.000%, 2/15/32, (Pre-refunded 2/15/25) 2/25 at 100.00 N/R 5,395
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2012H:
1,165 5.000%, 11/15/31, (Pre-refunded 11/15/22) 11/22 at 100.00 N/R 1,184,735
3,520 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013A, 5.000%, 11/15/31, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 3,636,477
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013C, 5.000%, 11/15/32, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 1,033,090
5,375 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 A+ 5,586,453

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
New York City Trust for Cultural Resources, New York,
Revenue Bonds, Wildlife Conservation Society, Series
2014A:
$ 3,800 5.000%, 8/01/38, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ $ 3,949,492
10,000 5.000%, 8/01/43, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ 10,393,400
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
1,810 5.000%, 3/01/32, (Pre-refunded 3/01/23) 3/23 at 100.00 AA 1,858,055
1,745 Onondaga Civic Development Corporation, New York, Revenue Bonds,
Le Moyne College Project, Series 2012, 5.000%, 7/01/42, (Pre-refunded
7/01/22)
7/22 at 100.00 Baa2 1,750,322
Western Nassau County Water Authority, New York, Water
System Revenue Bonds, Series 2015A:
675 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 AA- 730,397
1,050 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 AA- 1,136,174
36,965 Total U.S. Guaranteed 38,465,112
Utilities - 12.5%
420 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 424,868
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
2,000 0.000%, 6/01/24 - AGM Insured No Opt. Call AA 1,911,920
2,000 0.000%, 6/01/25 - AGM Insured No Opt. Call AA 1,858,640
2,980 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 3,104,743
2,910 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 A 3,197,275
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2013
Series DD, 5.000%, 6/15/35
6/23 at 100.00 AA+ 10,300,600
4,465 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series CC-1, 5.000%, 6/15/46
6/26 at 100.00 AA+ 4,807,287
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 AA+ 5,422,800
3,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series CC-1, 5.000%, 6/15/48
6/27 at 100.00 AA+ 3,265,920
10,905 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/40
12/27 at 100.00 AA+ 12,015,238
9,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series DD-1, 4.000%, 6/15/49
6/28 at 100.00 N/R 10,141,812
1,265 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 1,309,983
500 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated Series 2014A, 5.000%, 6/15/30
6/24 at 100.00 AAA 529,135
6,675 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated SRF Series 2015A, 5.000%, 6/15/34
6/25 at 100.00 AAA 7,214,207
6,810 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Series 2016A, 5.000%, 6/15/41
6/26 at 100.00 AAA 7,445,986

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A:
$ 2,000 5.000%, 6/15/42 6/27 at 100.00 AAA $ 2,196,580
2,000 5.000%, 6/15/46 6/27 at 100.00 AAA 2,185,560
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E:
1,710 5.000%, 6/15/38 6/27 at 100.00 AAA 1,886,147
8,800 5.000%, 6/15/47 6/27 at 100.00 AAA 9,610,744
1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/43
6/28 at 100.00 AAA 1,113,100
3,065 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2017C, 5.000%, 8/15/47
8/27 at 100.00 AAA 3,355,899
5,500 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/55
5/30 at 100.00 AA 5,553,405
2,430 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B1 2,426,744
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
1,000 4.250%, 7/01/25 7/22 at 100.00 CCC 1,002,310
505 5.500%, 7/01/28 7/22 at 100.00 CCC 506,672
1,875 5.750%, 7/01/37 7/22 at 100.00 CCC 1,881,581
1,530 6.000%, 7/01/47 7/22 at 100.00 CCC 1,535,661
1,565 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
7/22 at 100.00 N/R 1,567,191
10,000 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/36
12/25 at 100.00 AAA 10,900,700
1,795 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 AAA 1,864,772
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2017:
15,500 5.000%, 12/15/38 12/27 at 100.00 AAA 17,420,915
3,000 5.000%, 12/15/39 12/27 at 100.00 AAA 3,362,700
7,000 5.000%, 12/15/40 12/27 at 100.00 AAA 7,837,760
139,090 Total Utilities 149,158,855
$ 1,224,825 Total Long-Term Investments (cost $1,178,298,035) 1,183,707,882
Other Assets Less Liabilities - 1.0% 12,125,132
Net Assets - 100% $ 1,195,833,014

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,183,707,882 $ – $ 1,183,707,882
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax